SEC File Nos. 002-26516
811-01435

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No.  81

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  50

AMCAP FUND, INC.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071-2899
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 1, 2009, pursuant to paragraph (a) of rule 485.

...


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

AMCAP Fund/(R)/

 CLASS A SHARES       AMCPX       CLASS 529-A SHARES        CAFAX
 CLASS B SHARES       AMPBX       CLASS 529-B SHARES        CAFBX
 CLASS C SHARES       AMPCX       CLASS 529-C SHARES        CAFCX
 CLASS F-1 SHARES     AMPFX       CLASS 529-E SHARES        CAFEX
 CLASS F-2 SHARES     AMCFX       CLASS 529-F-1 SHARES      CAFFX

 PROSPECTUS

 May 1, 2009

 1   Investment objective
 1   Fees and expenses of the fund
 3   Portfolio turnover
 3   Principal investment strategies
 3   Principal risks
 6   Investment adviser
 7   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial intermediaries
 8   Investment objective, strategies and risks
11   Management and organization
14   Shareholder information
15   Choosing a share class
18   Purchase, exchange and sale of shares
23   Sales charges
26   Sales charge reductions and waivers
30   Rollovers from retirement plans to IRAs
30   Plans of distribution
31   Other compensation to dealers
31   How to sell shares
33   Distributions and taxes
34   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Investment objective

The fund's investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 26 of the fund's prospectus, and on page 46 of the fund's statement of additional information.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E   CLASS F/1,2/
-----------------------------------------------------------------------------------------

 Maximum initial sales
 charge (load) imposed  5.75%          none        none         none           none
 on purchases (as a
 percentage of
 offering price)
-----------------------------------------------------------------------------------------
 Maximum contingent
 deferred sales charge   none/3/     5.00%        1.00%         none           none
 (load) (as a
 percentage of the
 amount redeemed)
-----------------------------------------------------------------------------------------
 Maximum sales charge     none        none        none          none           none
 (load) imposed on
 reinvested dividends
-----------------------------------------------------------------------------------------
 Redemption or            none        none        none          none           none
 exchange fees

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENTS)/4/
                           CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2/5/

-------------------------------------------------------------------------------

 Management fees            0.33%    0.33%    0.33%     0.33%        0.33%
-------------------------------------------------------------------------------
 Distribution and/or        0.23     1.00     1.00      0.25         none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.18     0.17     0.19      0.12         0.17
-------------------------------------------------------------------------------
 Total annual fund          0.74     1.50     1.52      0.70         0.50
 operating expenses
                            CLASS    CLASS    CLASS     CLASS        CLASS
                            529-A    529-B    529-C     529-E       529-F-1
-------------------------------------------------------------------------------
 Management fees            0.33%    0.33%    0.33%     0.33%        0.33%
-------------------------------------------------------------------------------
 Distribution and/or        0.20     1.00     1.00      0.50         0.00
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.26     0.27     0.26      0.26         0.26
-------------------------------------------------------------------------------
 Total annual fund          0.79     1.60     1.59      1.09         0.59
 operating expenses

                                       1

AMCAP Fund / Prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes  that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of redemption.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 Class A                          $646    $798    $  963     $1,441
---------------------------------------------------------------------
 Class B                           653     874     1,018      1,585
---------------------------------------------------------------------
 Class C                           255     480       829      1,813
---------------------------------------------------------------------
 Class F-1                          72     224       390        871
---------------------------------------------------------------------
 Class F-2                          51     160       280        628
---------------------------------------------------------------------
 Class 529-A                       671     852     1,047      1,601
---------------------------------------------------------------------
 Class 529-B                       682     944     1,128      1,784
---------------------------------------------------------------------
 Class 529-C                       281     541       923      1,989
---------------------------------------------------------------------
 Class 529-E                       131     386       659      1,431
---------------------------------------------------------------------
 Class 529-F-1                      80     229       388        844

For the share classes listed below you would pay the following if you did not redeem your shares.

                                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 Class B                          $153     474     $818      $1,585
---------------------------------------------------------------------
 Class C                           155     480      829       1,813
---------------------------------------------------------------------
 Class 529-B                       182     544      928       1,784
---------------------------------------------------------------------
 Class 529-C                       181     541      923       1,989
---------------------------------------------------------------------

1 Includes corresponding 529 share class.
2 Includes Class F-1, F-2 and 529-F-1 shares.
3 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
4 Based on amounts incurred in the fund's previous fiscal year, except as otherwise noted.
5 Based on estimated amounts for the current fiscal year

                                       2

                                                        AMCAP Fund / Prospectus

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 37%
of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in stocks of issuers located in the U.S. with a record of above-average long-term growth, but may invest in securities of issuers domiciled outside the United States to a limited extent.

The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above-average growth in earnings, revenues, book value, cash flow and/or return on assets.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                       3

AMCAP Fund / Prospectus


HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results (before and after taxes) are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  21.78%
2000   7.50
2001  -5.01
2002 -18.66
2003  29.64
2004   9.80
2005   6.98
2006   8.63
2007   7.50
2008 -37.68

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                                15.62%  (quarter ended June 30, 2003)
LOWEST                                -22.53%  (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2009, was -5.05%.

Updated information on the fund's results can be obtained by visiting
americanfunds.com.

                                       4

                                                        AMCAP Fund / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                         1 YEAR   5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/1/67
 Before taxes                            -41.26%  -4.23%     0.55%     10.50%
 After taxes on distributions            -41.61   -4.73     -0.37        N/A
 After taxes on distributions and sale   -26.07   -3.31      0.43        N/A
of fund shares
-------------------------------------------------------------------------------

                                      1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                         -41.12%  -4.16%     -1.80%
------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                         -38.76   -3.89      -1.94
------------------------------------------------------------------
 CLASS F-1 -- FIRST SOLD 3/16/01
 Before taxes                         -37.64   -3.10      -0.94
------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                         -41.27   -4.29      -1.81
------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/19/02
 Before taxes                         -41.15   -4.29      -1.57
------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                         -38.76   -3.95      -1.55
------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/7/02
 Before taxes                         -37.85   -3.45      -1.85
------------------------------------------------------------------
 CLASS 529-F-1 -- FIRST SOLD 9/17/02
 Before taxes                         -37.54   -3.03       1.95
------------------------------------------------------------------

                                    1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-----------------------------------------------------------------------------

 INDEXES/1/ (BEFORE TAXES)
 S&P 500                            -36.99%  -2.19%    -1.38%       9.01%
 Lipper Multi-Cap Core Funds Index  -39.45   -2.29     -0.47        8.60
 Lipper Growth Funds Index          -42.24   -4.25     -3.08        7.80
 Consumer Price Index                 0.09    2.67      2.52        4.54

1 See pages 9-10 of this prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns may not be relevant if you hold your fund shares through a tax-deferred arrangement, such as a
401(k) plan, individual retirement account (IRA) or 529 college savings plan.

                                       5

AMCAP Fund / Prospectus


Investment adviser

Capital Research and Management Company serves as investment adviser to the fund. Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. The primary individual portfolio counselors for AMCAP Fund are:

                            PORTFOLIO
 PORTFOLIO COUNSELOR/       COUNSELOR               PRIMARY TITLE WITH
 FUND TITLE                EXPERIENCE               INVESTMENT ADVISER
 (IF APPLICABLE)          IN THIS FUND                (OR AFFILIATE)
-------------------------------------------------------------------------------

 R. MICHAEL SHANAHAN        22 years        Chairman Emeritus and Director,
 Vice Chairman of the                       Capital Research and Management
 Board                                      Company
-------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON      12 years        Senior Vice President - Capital
 President and                              Research Global Investors
 Director
-------------------------------------------------------------------------------
 TIMOTHY D. ARMOUR          12 years        Senior Vice President - Capital
 Senior Vice President                      Research Global Investors
-------------------------------------------------------------------------------
 BARRY S. CROSTHWAITE        3 years        Senior Vice President - Capital
 Vice President                             Research Global Investors
-------------------------------------------------------------------------------
 ERIC S. RICHTER             1 year         Vice President - Capital Research
 Vice President                             Global Investors
-------------------------------------------------------------------------------
 C. ROSS SAPPENFIELD         9 years        Senior Vice President - Capital
 Vice President                             Research Global Investors
-------------------------------------------------------------------------------

                                       6

                                                        AMCAP Fund / Prospectus

Purchase and sale of fund shares

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and 529           $    250
 accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                               25
    savings plan account or employer-sponsored 529 account
 To add to an account                                                       50
    For a payroll deduction retirement plan account, payroll                25
    deduction
    savings plan account or employer-sponsored 529 account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                   500,000

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company, telephoning or faxing American Funds
Service Company or on our website (americanfunds.com).

Tax information

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may provide a financial incentive for the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

                                       7

AMCAP Fund / Prospectus


Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in the U.S. but may invest in securities of issuers domiciled outside the United States to a limited extent.

The fund is designed for investors seeking capital appreciation through investments in stocks.  Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

The prices of securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above-average growth in earnings, revenues, book value, cash flow and/or return on assets.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       8

                                                        AMCAP Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 5, the table below reflects the fund's results calculated without sales charges.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                         1 YEAR   5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/1/67
 Before taxes                            -37.68%  -3.09%    1.15%      10.66%
 After taxes on distributions            -38.05   -3.60     0.22         N/A
 After taxes on distributions and sale   -23.69   -2.35     0.95         N/A
of fund shares
-------------------------------------------------------------------------------

                                      1 YEAR   5 YEARS   LIFETIME
---------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                         -38.15%  -3.83%      -1.80%
---------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                         -38.17   -3.89       -1.94
---------------------------------------------------------------------
 CLASS F-1 -- FIRST SOLD 3/16/01
 Before taxes                         -37.64   -3.10       -0.94
---------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                         -37.67   -3.15       -0.97
---------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/19/02
 Before taxes                         -38.19   -3.96       -1.57
---------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                         -38.17   -3.95       -1.55
---------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/7/02
 Before taxes                         -37.85   -3.45       -1.85
---------------------------------------------------------------------
 CLASS 529-F-1 -- FIRST SOLD 9/17/02
 Before taxes                         -37.54   -3.03        1.95
---------------------------------------------------------------------

                                    1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-----------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 S&P 500                            -36.99%  -2.19%    -1.38%       9.01%
 Lipper Multi-Cap Core Funds Index  -39.45   -2.29     -0.47        8.60
 Lipper Growth Funds Index          -42.24   -4.25     -3.08        7.80
 Consumer Price Index                 0.09    2.67      2.52        4.54

1 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

The investment results table above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
 The Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. The Lipper Multi-Cap Core Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% or more of their equity assets in any one market capitalization range over an extended period of time. These funds typically have an

                                       9

AMCAP Fund / Prospectus


average price-to-earnings ratio, price-to-book ratio and three-year sales-per share growth value, compared with the S&P SuperComposite 1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund's related prospectus. The results of the underlying funds in the Lipper Indexes include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

OTHER EXPENSES

The "Other expenses" items in the table on page 1 includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For class 529 shares an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included.

                                       10

                                                        AMCAP Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended August 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

                                       11

AMCAP Fund / Prospectus


EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the primary individual portfolio counselors for the fund.

                                       12

                                                        AMCAP Fund / Prospectus

                                                                     ROLE IN
                              INVESTMENT            EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR          EXPERIENCE           IN THIS FUND      OF THE FUND
-------------------------------------------------------------------------------------------

 R. MICHAEL SHANAHAN     Investment                  22 years        Serves as an equity
                         professional for 44                         portfolio counselor
                         years, all with
                         Capital Research and
                         Management Company or
                         affiliate
-------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON   Investment                  12 years        Serves as an equity
                         professional for 36    (plus 14 years of    portfolio counselor
                         years in total; 34      prior experience
                         years with Capital           as an
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate
-------------------------------------------------------------------------------------------
 TIMOTHY D. ARMOUR       Investment                  12 years        Serves as an equity
                         professional for 26     (plus 7 years of    portfolio counselor
                         years, all with         prior experience
                         Capital Research and         as an
                         Management Company or  investment analyst
                         affiliate                for the fund)
-------------------------------------------------------------------------------------------
 BARRY S. CROSTHWAITE    Investment                  3 years         Serves as an equity
                         professional for 13     (plus 8 years of    portfolio counselor
                         years, all with         prior experience
                         Capital Research and         as an
                         Management Company or  investment analyst
                         affiliate                for the fund)
-------------------------------------------------------------------------------------------
 ERIC S. RICHTER         Investment                   1 year         Serves as an equity
                         professional for 17                         portfolio counselor
                         years in total; 10
                         years with Capital
                         Research and
                         Management Company or
                         affiliate
-------------------------------------------------------------------------------------------
 C. ROSS SAPPENFIELD     Investment                  9 years         Serves as an equity
                         professional for 17     (plus 5 years of    portfolio counselor
                         years, all with         prior experience
                         Capital Research and         as an
                         Management Company or  investment analyst
                         affiliate                for the fund)
-------------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       13

AMCAP Fund / Prospectus


Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/,the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6007                      P.O. Box 2280
Indianapolis, Indiana              Norfolk, Virginia
46206-6007                         23501-2280
Fax: 317/735-6636                  Fax: 757/670-4761

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       14

                                                        AMCAP Fund / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B,
C, F-1 and F-2 shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below).
The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund. Unless otherwise noted, references in this prospectus to Class F shares refer to both F-1 and F-2 shares.

Effective April 21, 2009, Class B and 529-B shares may not be purchased or acquired by exchange from share classes other than Class B or 529-B shares. Any investment received by the fund on or after this date that is intended for Class
B or 529-B shares will instead be invested in Class A or 529-A shares and subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares on or after
April 21, 2009. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or
529-B shares until they convert.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.
Class 529-E shares are available only to investors participating through an eligible employer plan.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
 529-B or 529-C shares to cover higher education expenses); and

                                       15

AMCAP Fund / Prospectus


.. availability of share classes:

 -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR
F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F-1
SHARES.

                                       16

                                                        AMCAP Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced for purchases of $25,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .25% annually (for Class 529-A shares, may not
                         exceed .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than Class F-1
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than Class A and F shares due to
                         higher 12b-1 fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        Class B shares may not be purchased or acquired except
                         by exchange from Class B shares of other American
                         Funds
 Conversion              automatic conversion to Class A or 529-A shares in the
                         month of the eight-year anniversary of the purchase
                         date, reducing future annual expenses

 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to Class F-1 shares in the month
                         of the 10-year anniversary of the purchase date,
                         reducing future annual expenses (Class 529-C shares
                         will not convert to Class 529-F-1 shares)

 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than Class 529-B and 529-C shares due
                         to lower 12b-1 fees, but lower than Class 529-A and
                         529-F-1 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F-1 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower 12b-1 fees, and may be higher than Class A
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F-2 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              none
 Dividends               generally higher than other classes due to absence of
                         12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       17

AMCAP Fund / Prospectus


Purchase, exchange and sale of shares

You may generally open an account and purchase Class A, C and 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire. Class B and 529-B shares of the fund may be acquired only by exchanging from Class B and 529-B shares of other American Funds. You may generally open an account and purchase
Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

Your shares will be purchased from you (or sold to you) at the net asset value next determined after American Funds Service Company receives your request, provided your request contains all information and legal documentation necessary to process the transaction. The fund calculates the net asset value each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN
CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR
BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE
THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

                                       18

                                                        AMCAP Fund / Prospectus

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of the American Funds Money Market Fund on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares)
next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of the American Funds Money Market Fund on the third business day after receipt of your investment.

PURCHASE OF CLASS A AND C SHARES

You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.
Intermediary fees normally range from .75% to 1.50% of assets annually depending on the services offered.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this

                                       19

AMCAP Fund / Prospectus


type of account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding 529 shares are subject to a $10 account setup fee and an annual
$10 account maintenance fee in addition to the expenses described in the table on page 1.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F-1 SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFERS TO MINORS ACT CUSTODIAL
ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN
THE APPLICABLE PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE
MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" in this prospectus for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of

                                       20

                                                        AMCAP Fund / Prospectus

frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary

                                       21

AMCAP Fund / Prospectus


has taken appropriate action, American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUNDS AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

The purchase minimums described on the table on page 7 may be waived in certain cases. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

If you have significant American Funds holdings, you may not be eligible to invest in Class C shares (or their corresponding 529 share classes).
Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" in this prospectus and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more

                                       22

                                                        AMCAP Fund / Prospectus

appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by

                                       23

AMCAP Fund / Prospectus


subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Many employer-sponsored retirement plans are eligible to purchase Class R shares. Such eligible plans and Class R shares are described in more detail in the fund's retirement plan prospectus.

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and

                                       24

                                                        AMCAP Fund / Prospectus

 thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers" in this prospectus.
 Plans investing in Class A shares with a sales charge may purchase additional
 Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares, unless such plan was invested in Class A or C shares prior to January 1 2009.

CLASS B AND C SHARES

Class C shares are sold without any initial sales charge. American Funds
Distributors pays 1% of the amount invested to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated 6 years after purchase.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

                                       25

AMCAP Fund / Prospectus


See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the

                                       26

                                                        AMCAP Fund / Prospectus

age of 21) may combine all of your American Funds investments to reduce your
Class A sales charge. Certain investments in the American Funds Target Date
Retirement Series may also be combined for this purpose. Please see the American
Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 .trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds money market funds) to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or
 (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make

                                       27

AMCAP Fund / Prospectus


 over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention.
 See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. If you redeem
Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in
American Funds money market funds that are reinvested in non-money market
American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs" in this prospectus.

                                       28

                                                        AMCAP Fund / Prospectus

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                                       29

AMCAP Fund / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares; up to .50% for Class
529-A shares; up to 1.00% for Class B and 529-B shares; up to 1.00% for Class C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class
F-1 and 529-F-1 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for
Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

                                       30

                                                        AMCAP Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

                                       31

AMCAP Fund / Prospectus


 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American
  Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       32

                                                        AMCAP Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually twice a year.

Capital gains, if any, are usually distributed twice a year. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

SHAREHOLDER FEES

Fees borne directly by the fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE
TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       33

AMCAP Fund / Prospectus


Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                     (LOSS) INCOME FROM INVESTMENT
                                                             OPERATIONS/1/
                                                                  Net
                                                               (losses)
                                                               gains on
                                                              securities
                                       Net asset     Net         (both
                                        value,    investment   realized    Total from
                                       beginning    income        and      investment
                                       of period    (loss)    unrealized)  operations
---------------------------------------------------------------------------------------

 CLASS A:
 Year ended 2/28/2009                   $18.41      $.16        $(7.43)     $(7.27)
 Year ended 2/29/2008                    20.29       .25          (.77)       (.52)
 Year ended 2/28/2007                    19.48       .18          1.37        1.55
 Year ended 2/28/2006                    18.02       .12          1.82        1.94
 Year ended 2/28/2005                    17.50       .06           .63         .69
---------------------------------------------------------------------------------------
 CLASS B:
 Year ended 2/28/2009                    17.75       .04         (7.11)      (7.07)
 Year ended 2/29/2008                    19.59       .09          (.76)       (.67)
 Year ended 2/28/2007                    18.83       .02          1.32        1.34
 Year ended 2/28/2006                    17.48      (.02 )        1.76        1.74
 Year ended 2/28/2005                    17.07      (.07 )         .61         .54
---------------------------------------------------------------------------------------
(The Financial Highlights table continues on the following page.)
 CLASS C:
 Year ended 2/28/2009                   $17.63      $.03        $(7.06)     $(7.03)
 Year ended 2/29/2008                    19.46       .08          (.74)       (.66)
 Year ended 2/28/2007                    18.72       .01          1.31        1.32
 Year ended 2/28/2006                    17.39      (.03 )        1.75        1.72
 Year ended 2/28/2005                    16.99      (.08 )         .61         .53
---------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 2/28/2009                    18.31       .16         (7.38)      (7.22)
 Year ended 2/29/2008                    20.20       .25          (.78)       (.53)
 Year ended 2/28/2007                    19.40       .18          1.36        1.54
 Year ended 2/28/2006                    17.94       .12          1.82        1.94
 Year ended 2/28/2005                    17.41       .06           .62         .68
---------------------------------------------------------------------------------------
 CLASS F-2:
 Period from 8/1/2008 to 2/28/2009/4/    16.52       .10         (6.16)      (6.06)
---------------------------------------------------------------------------------------
 CLASS 529-A:
 Year ended 2/28/2009                    18.36       .15         (7.40)      (7.25)
 Year ended 2/29/2008                    20.25       .23          (.78)       (.55)
 Year ended 2/28/2007                    19.45       .17          1.36        1.53
 Year ended 2/28/2006                    17.99       .11          1.82        1.93
 Year ended 2/28/2005                    17.46       .06           .62         .68
---------------------------------------------------------------------------------------
 CLASS 529-B:
 Year ended 2/28/2009                    17.81       .02         (7.13)      (7.11)
 Year ended 2/29/2008                    19.65       .06          (.74)       (.68)
 Year ended 2/28/2007                    18.91        --/6/       1.32        1.32
 Year ended 2/28/2006                    17.58      (.05 )        1.77        1.72
 Year ended 2/28/2005                    17.20      (.10 )         .61         .51
---------------------------------------------------------------------------------------
 CLASS 529-C:
 Year ended 2/28/2009                   $17.82      $.03        $(7.15)     $(7.12)
 Year ended 2/29/2008                    19.67       .06          (.74)       (.68)
 Year ended 2/28/2007                    18.93        --/6/       1.32        1.32
 Year ended 2/28/2006                    17.59      (.05 )        1.78        1.73
 Year ended 2/28/2005                    17.21      (.10 )         .61         .51
---------------------------------------------------------------------------------------
 CLASS 529-E:
 Year ended 2/28/2009                    18.20       .10         (7.32)      (7.22)
 Year ended 2/29/2008                    20.07       .17          (.76)       (.59)
 Year ended 2/28/2007                    19.28       .10          1.35        1.45
 Year ended 2/28/2006                    17.85       .05          1.80        1.85
 Year ended 2/28/2005                    17.37      (.01 )         .62         .61
---------------------------------------------------------------------------------------
 CLASS 529-F-1:
 Year ended 2/28/2009                    18.36       .18         (7.41)      (7.23)
 Year ended 2/29/2008                    20.26       .27          (.77)       (.50)
 Year ended 2/28/2007                    19.46       .20          1.37        1.57
 Year ended 2/28/2006                    17.99       .14          1.82        1.96
 Year ended 2/28/2005                    17.46       .04           .62         .66

                                             DIVIDENDS AND DISTRIBUTIONS

                                       Dividends   Distributions      Total      Net asset
                                       (from net       (from        dividends     value,
                                       investment     capital          and        end of        Total
                                        income)       gains)      distributions   period    return/2,3/
-----------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 2/28/2009                    $  --        $ (.70)        $ (.70)      $10.44      (40.97)%
 Year ended 2/29/2008                     (.24)        (1.12)         (1.36)       18.41       (3.14)
 Year ended 2/28/2007                     (.16)         (.58)          (.74)       20.29        8.07
 Year ended 2/28/2006                     (.09)         (.39)          (.48)       19.48       10.87
 Year ended 2/28/2005                     (.04)         (.13)          (.17)       18.02        3.94
-----------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 2/28/2009                       --          (.70)          (.70)        9.98      (41.38)
 Year ended 2/29/2008                     (.05)        (1.12)         (1.17)       17.75       (3.92)
 Year ended 2/28/2007                       --          (.58)          (.58)       19.59        7.23
 Year ended 2/28/2006                       --          (.39)          (.39)       18.83       10.04
 Year ended 2/28/2005                       --          (.13)          (.13)       17.48        3.13
-----------------------------------------------------------------------------------------------------------
(The Financial Highlights table continues on the following page.)

 CLASS C:
 Year ended 2/28/2009                     $ --        $ (.70)        $ (.70)      $ 9.90      (41.44)%
 Year ended 2/29/2008                     (.05)        (1.12)         (1.17)       17.63       (3.93)
 Year ended 2/28/2007                       --          (.58)          (.58)       19.46        7.16
 Year ended 2/28/2006                       --          (.39)          (.39)       18.72        9.98
 Year ended 2/28/2005                       --          (.13)          (.13)       17.39        3.09
-----------------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 2/28/2009                       --          (.70)          (.70)       10.39      (40.92)
 Year ended 2/29/2008                     (.24)        (1.12)         (1.36)       18.31       (3.19)
 Year ended 2/28/2007                     (.16)         (.58)          (.74)       20.20        8.06
 Year ended 2/28/2006                     (.09)         (.39)          (.48)       19.40       10.90
 Year ended 2/28/2005                     (.02)         (.13)          (.15)       17.94        3.88
-----------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Period from 8/1/2008 to 2/28/2009/4/       --            --             --        10.46      (36.68)
-----------------------------------------------------------------------------------------------------------
 CLASS 529-A:
 Year ended 2/28/2009                       --          (.70)          (.70)       10.41      (40.97)
 Year ended 2/29/2008                     (.22)        (1.12)         (1.34)       18.36       (3.26)
 Year ended 2/28/2007                     (.15)         (.58)          (.73)       20.25        7.99
 Year ended 2/28/2006                     (.08)         (.39)          (.47)       19.45       10.85
 Year ended 2/28/2005                     (.02)         (.13)          (.15)       17.99        3.86
-----------------------------------------------------------------------------------------------------------
 CLASS 529-B:
 Year ended 2/28/2009                       --          (.70)          (.70)       10.00      (41.47)
 Year ended 2/29/2008                     (.04)        (1.12)         (1.16)       17.81       (3.99)
 Year ended 2/28/2007                       --          (.58)          (.58)       19.65        7.09
 Year ended 2/28/2006                       --          (.39)          (.39)       18.91        9.87
 Year ended 2/28/2005                       --          (.13)          (.13)       17.58        2.94
-----------------------------------------------------------------------------------------------------------
 CLASS 529-C:
 Year ended 2/28/2009                    $  --        $ (.70)        $ (.70)      $10.00      (41.44)%
 Year ended 2/29/2008                     (.05)        (1.12)         (1.17)       17.82       (4.00)
 Year ended 2/28/2007                       --          (.58)          (.58)       19.67        7.08
 Year ended 2/28/2006                       --          (.39)          (.39)       18.93        9.92
 Year ended 2/28/2005                       --          (.13)          (.13)       17.59        2.93
-----------------------------------------------------------------------------------------------------------
 CLASS 529-E:
 Year ended 2/28/2009                       --          (.70)          (.70)       10.28      (41.17)
 Year ended 2/29/2008                     (.16)        (1.12)         (1.28)       18.20       (3.50)
 Year ended 2/28/2007                     (.08)         (.58)          (.66)       20.07        7.66
 Year ended 2/28/2006                     (.03)         (.39)          (.42)       19.28       10.46
 Year ended 2/28/2005                       --          (.13)          (.13)       17.85        3.48
-----------------------------------------------------------------------------------------------------------
 CLASS 529-F-1:
 Year ended 2/28/2009                       --          (.70)          (.70)       10.43      (40.86)
 Year ended 2/29/2008                     (.28)        (1.12)         (1.40)       18.36       (3.07)
 Year ended 2/28/2007                     (.19)         (.58)          (.77)       20.26        8.20
 Year ended 2/28/2006                     (.10)         (.39)          (.49)       19.46       10.99
 Year ended 2/28/2005                       --          (.13)          (.13)       17.99        3.75

                                                       Ratio of     Ratio of
                                                       expenses     expenses     Ratio of
                                                      to average   to average       net
                                            Net       net assets   net assets     income
                                          assets,       before        after      (loss) to
                                          end of         reim-        reim-       average
                                          period      bursements/  bursements/      net
                                       (in millions)    waivers    waivers/3/    assets/3/
-------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 2/28/2009                     $ 8,687        .74%        .71%       1.03%
 Year ended 2/29/2008                      16,387        .68          .65         1.21
 Year ended 2/28/2007                      17,341        .68          .65          .91
 Year ended 2/28/2006                      16,091        .68          .65          .66
 Year ended 2/28/2005                      13,350        .69          .68          .36
-------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 2/28/2009                         499       1.50         1.48          .26
 Year ended 2/29/2008                       1,031       1.45         1.42          .44
 Year ended 2/28/2007                       1,163       1.46         1.42          .13
 Year ended 2/28/2006                       1,139       1.47         1.44         (.13 )
 Year ended 2/28/2005                         984       1.48         1.47         (.41 )
-------------------------------------------------------------------------------------------
(The Financial Highlights table continues on the following page.)

 CLASS C:
 Year ended 2/28/2009                     $   736       1.52%       1.49%        .24%
 Year ended 2/29/2008                       1.519       1.50         1.47          .39
 Year ended 2/28/2007                       1,667       1.51         1.48          .07
 Year ended 2/28/2006                       1,607       1.52         1.49         (.18 )
 Year ended 2/28/2005                       1,262       1.54         1.53         (.47 )
-------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 2/28/2009                       1,077        .70          .67         1.06
 Year ended 2/29/2008                       2,492        .68          .65         1.20
 Year ended 2/28/2007                       2,506        .68          .65          .90
 Year ended 2/28/2006                       2,132        .71          .68          .63
 Year ended 2/28/2005                       1,513        .76          .75          .31
-------------------------------------------------------------------------------------------
 CLASS F-2:
 Period from 8/1/2008 to 2/28/2009/4/          87        .50/5/       .48/5/      1.50/5/
-------------------------------------------------------------------------------------------
 CLASS 529-A:
 Year ended 2/28/2009                         287        .79          .76          .98
 Year ended 2/29/2008                         467        .76          .73         1.12
 Year ended 2/28/2007                         432        .74          .71          .84
 Year ended 2/28/2006                         339        .75          .72          .60
 Year ended 2/28/2005                         224        .77          .76          .31
-------------------------------------------------------------------------------------------
 CLASS 529-B:
 Year ended 2/28/2009                          48       1.60         1.57          .17
 Year ended 2/29/2008                          84       1.57         1.54          .31
 Year ended 2/28/2007                          84       1.57         1.54          .01
 Year ended 2/28/2006                          73       1.61         1.58         (.27 )
 Year ended 2/28/2005                          56       1.66         1.65         (.59 )
-------------------------------------------------------------------------------------------
 CLASS 529-C:
 Year ended 2/28/2009                     $    83       1.59%       1.57%        .17%
 Year ended 2/29/2008                         144       1.57         1.54          .31
 Year ended 2/28/2007                         136       1.56         1.53          .02
 Year ended 2/28/2006                         110       1.59         1.56         (.25 )
 Year ended 2/28/2005                          76       1.65         1.64         (.58 )
-------------------------------------------------------------------------------------------
 CLASS 529-E:
 Year ended 2/28/2009                          17       1.09         1.06          .69
 Year ended 2/29/2008                          27       1.06         1.03          .82
 Year ended 2/28/2007                          25       1.05         1.02          .54
 Year ended 2/28/2006                          20       1.08         1.05          .27
 Year ended 2/28/2005                          14       1.13         1.12         (.05 )
-------------------------------------------------------------------------------------------
 CLASS 529-F-1:
 Year ended 2/28/2009                          12        .59          .56         1.18
 Year ended 2/29/2008                          18        .56          .53         1.30
 Year ended 2/28/2007                          14        .55          .52         1.04
 Year ended 2/28/2006                          10        .62          .59          .73
 Year ended 2/28/2005                           6        .88          .87          .20

                                       34

                                                        AMCAP Fund / Prospectus


[This page is intentionally left blank for this filing.]

                                       35

AMCAP Fund / Prospectus


                                       YEAR ENDED FEBRUARY 28 OR 29
                           2009        2008        2007        2006         2005
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       37%         29%         20%         20%          16%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the periods shown, Capital
 Research and Management Company reduced fees for investment advisory services.
4 Based on operations for the period shown and, accordingly, may not be representative of a full year.

5 Annualized
6 Amount less than $.01.

                                       36

                                                        AMCAP Fund / Prospectus


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800/421-9900
          FOR 529 PLANS            American Funds Service Company
                                   800 /421-0180, ext. 529
          FOR 24                   American FundsLine
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

PROGRAM DESCRIPTION  The program description for the CollegeAmerica/(R)/ 529 program contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the fund at
333 South Hope Street, Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-01435
                                       MFGEPR-902-0509P Litho in USA CGD/B/8003
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian     Capital Bank and Trust


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

AMCAP Fund/(R)/

 PROSPECTUS
 ADDENDUM

 May 1, 2009

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Class R-5 shares of AMCAP Fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company./SM/
Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 1-2

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------

 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
--------------------------------------------------------------

 Management fees/1/                                 0.33%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees            none
--------------------------------------------------------------
 Other expenses/2/                                  0.10
--------------------------------------------------------------
 Total annual fund operating expenses/1/            0.43

1 The fund's investment adviser waived a portion of its management fees from
 September 1, 2004, through December 31, 2008. Management fees and total annual fund operating expenses in the table do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus addendum and in the fund's annual report.
2 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------

 Class R-5                $44     $138     $241       $542
-------------------------------------------------------------

Investment results -- page 3

 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                       1 YEAR   5 YEARS    LIFETIME/*/
------------------------------------------------------------------------

 CLASS R-5 -- FIRST SOLD 5/15/02
 Before taxes                         -37.45%    -2.82%       -0.91%

* Lifetime results are measured from the date the share class was first sold.

Purchase, exchange and sale of shares -- pages 18-23

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 23-26

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.


Financial highlights -- pages 34-36

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus addendum and the fund's annual report. The information in the
Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/          DIVIDENDS AND DISTRIBUTIONS
                                                      Net
                                                    (losses)
                                                    gains on
                                                   securities
                       Net asset                     (both                      Dividends                       Total
                        value,         Net          realized      Total from    (from net   Distributions     dividends
                       beginning   investment         and         investment    investment      (from            and
                        of year      income       unrealized)     operations     income)    capital gains)  distributions
---------------------------------------------------------------------------------------------------------------------------

 CLASS R-5:
 Year ended 2/28/2009   $18.45        $.20          $(7.45)         $(7.25)       $  --        $ (.70)         $ (.70)
 Year ended 2/29/2008    20.35         .30            (.77)           (.47)        (.31)        (1.12)          (1.43)
 Year ended 2/28/2007    19.55         .23            1.36            1.59         (.21)         (.58)           (.79)
 Year ended 2/28/2006    18.07         .17            1.83            2.00         (.13)         (.39)           (.52)
 Year ended 2/28/2005    17.54         .11             .63             .74         (.08)         (.13)           (.21)

                                                              Ratio of     Ratio of
                                                              expenses     expenses     Ratio of
                                                             to average   to average       net
                                                   Net       net assets   net assets     income
                                                 assets,       before        after         to
                       Net asset                 end of         reim-        reim-       average
                       value, end    Total        year       bursements/  bursements/      net
                        of year    return/2/  (in millions)    waivers    waivers/2/    assets/2/
--------------------------------------------------------------------------------------------------

 CLASS R-5:
 Year ended 2/28/2009    $10.50    (40.77)%       $619          .43%         .40%         1.35%
 Year ended 2/29/2008     18.45     (2.93)         787          .43          .40          1.43
 Year ended 2/28/2007     20.35      8.29          514          .43          .40          1.15
 Year ended 2/28/2006     19.55     11.19          359          .44          .41           .90
 Year ended 2/28/2005     18.07      4.20          274          .45          .44           .62

                                       YEAR ENDED FEBRUARY 28 OR 29
                           2009        2008        2007        2006         2005
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       37%         29%         20%         20%          16%
OF SHARES

1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.


                                AMCAP FUND, INC.

                                     Part B
                      Statement of Additional Information

                                May 1, 2009

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of AMCAP Fund (the "fund" or
"AMCAP") dated May 1, 2009. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                                AMCAP Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Class A      AMCPX        Class 529-A          CAFAX    Class R-1          RAFAX
Class B      AMPBX        Class 529-B          CAFBX    Class R-2          RAFBX
Class C      AMPCX        Class 529-C          CAFCS    Class R-3          RAFCS
Class F-1    AMPFX        Class 529-E          CAFEX    Class R-4          RAFEX
Class F-2    AMCFX        Class 529-F-1        CAFFX    Class R-5          RAFFX
                                                        Class R-6

Item                                                                  Page no.
----                                                                  --------

Certain investment limitations and guidelines . . . . . . . . . . .
Description of certain securities and investment techniques . . . .
Fund policies . . . . . . . . . . . . . . . . . . . . . . . . . . .
Management of the fund  . . . . . . . . . . . . . . . . . . . . . .
Execution of portfolio transactions . . . . . . . . . . . . . . . .
Disclosure of portfolio holdings. . . . . . . . . . . . . . . . . .
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .
Sales charge reductions and waivers . . . . . . . . . . . . . . . .
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .
Shareholder account services and privileges . . . . . . . . . . . .
General information . . . . . . . . . . . . . . . . . . . . . . . .
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Financial statements

                              AMCAP Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

GENERAL GUIDELINES

..    The fund will invest primarily in stocks of companies domiciled in the
     United States. In determining whether a company is domiciled in the United
     States, the fund's investment adviser will consider the domicile determination of a leading securities index and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations.

..    The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States.

..    The fund may also invest in securities convertible into common stocks, straight debt securities (i.e., not convertible into equity), cash or cash equivalents, U.S. government securities or nonconvertible preferred stocks.

DEBT SECURITIES

..    The fund may invest in straight debt securities with an investment grade rating by Standard & Poor's Corporation or Moody's Investors Service (or
     unrated but considered to be of equivalent quality).

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

                              AMCAP Fund -- Page 2

The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on

                              AMCAP Fund -- Page 3

ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided.
See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include the Government National
     Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the
     Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank),
     the Overseas Private Investment Corporation (OPIC), the Commodity Credit
     Corporation (CCC) and the Small Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

                              AMCAP Fund -- Page 4

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy;
greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration

                              AMCAP Fund -- Page 5

expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

4(2) COMMERCIAL PAPER -- The fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the "1933 Act"). 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933
Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund's board of directors.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

The fund's portfolio turnover rates for the fiscal years ended February 28, 2009 and February 29, 2008 were 37% and 29%, respectively. The portfolio turnover rate would equal 100% if each security in a fund's portfolio were replaced once per year. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of
1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

                              AMCAP Fund -- Page 6

1.   The fund may not invest in:

     (a)   real estate (although it has not been the practice of the fund to make such investments, the fund may invest in the securities of real estate investment trusts);

     (b)   commodities or commodity contracts;

     (c)   companies for the purpose of exercising control or management;

     (d)   the securities of companies which, with their predecessors, have a record of less than three years' continuing operation, if such purchase at the time thereof would cause more than 5% of the value of the fund's total assets to be invested in the securities of such companies;

     (e)   securities which would subject the fund to unlimited liability (such as assessable shares or partnership interests);

     (f)   any securities of another issuer if immediately after and as a result of such purchase (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund or (2)
     the fund shall own more than 10% of any class of securities or of the outstanding voting securities of such issuer; or

     (g)   any securities if immediately after and as a result of such purchase more than 25% of the market value of the total assets of the fund are invested in securities of companies in any one industry.

2.   The fund may not engage in short sales or margin purchases.

3.   The fund may not lend money or securities. The making of deposits with banks and the purchase of a portion of the issue of bonds, debentures, or other debt securities which are publicly distributed or of a type generally purchased by institutional investors, are not regarded as loans.

4.   The fund may not invest more than 10% of the value of its total assets in securities that are illiquid, nor may it engage in the business of underwriting securities of other issuers.

5.   The fund may not borrow in excess of 10% of its total assets taken at cost or pledge its assets taken at market value to an extent greater than 15% of total assets taken at cost. Asset coverage of at least 300% taken at market value must be maintained. No borrowing may be undertaken except as a temporary measure for extraordinary or emergency purposes. (The fund may borrow only from banks. The fund, however, has never borrowed and does not currently anticipate borrowing.)

Investment restriction #1 does not apply to deposits in banks or to the purchase of securities issued or fully guaranteed by the U.S. government (or its agencies or instrumentalities). For purposes of investment restriction #1(g), the fund will not invest 25% or more (rather than "more than 25%") of its total assets in the securities of issuers in the same industry.

Notwithstanding investment restriction #5, the fund has no current intention (at least during the next 12 months) to leverage its assets.

                              AMCAP Fund -- Page 7

NONFUNDAMENTAL POLICIES -- The following policies are non-fundamental policies which may be changed by action of the board of directors, without shareholder approval:

1.   The fund may not invest in securities of open-end investment companies except in connection with a merger, consolidation or acquisition of assets.
(Notwithstanding this restriction, if deemed advisable by its officers, compensation paid by the fund to its directors may be invested in securities of this or other investment companies under a deferred compensation plan adopted by directors pursuant to an exemptive order granted by the Securities and Exchange
Commission.)

2.   The fund may invest in securities of closed-end investment companies within the limitations imposed by the 1940 Act. In general, this means that the fund
(i) will not own more than 3% of the outstanding voting stock of a closed-end investment company, (ii) will not invest more than an aggregate of 5% of its total assets in securities issued by closed-end investment companies, and (iii)
together with all other investment companies served by the investment adviser, will not own more than 10% of the outstanding voting stock of a closed-end investment company. Any such purchases will be made only in the open market or as a part of a merger, consolidation, or acquisition of assets, and will not involve commissions or profits to a sponsor or dealer other than customary brokerage commissions.

3.   The fund may not issue senior securities except as permitted under the 1940
Act.

4.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                              AMCAP Fund -- Page 8

                             MANAGEMENT OF THE FUND

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                   NUMBER OF
 POSITION WITH FUND                                            PORTFOLIOS/3/
 (YEAR FIRST ELECTED              PRINCIPAL OCCUPATION(S)        OVERSEEN       OTHER DIRECTORSHIPS/4// /HELD
 AS A DIRECTOR/2/)                DURING PAST FIVE YEARS        BY DIRECTOR              BY DIRECTOR
--------------------------------------------------------------------------------------------------------------

 Mary Anne Dolan, 62           Founder and President, MAD            5         None
 Chairman of the Board         Ink. (communications company);
 (Independent and              former Editor-in-Chief, The
 Non-Executive) (1998)         Los Angeles Herald Examiner

--------------------------------------------------------------------------------------------------------------
 Martin Fenton, 73             Chairman of the Board, Senior        19         None
 Director (1990)               Resource Group LLC
                               (development and management of
                               senior living communities)

--------------------------------------------------------------------------------------------------------------
 William D. Jones, 53          Real estate developer/owner,          5         Sempra Energy;
 Director (2006)               President and CEO, CityLink                     SouthWest Water Company
                               Investment Corporation
                               (acquires, develops and
                               manages real estate ventures
                               in selected urban communities)
                               and City Scene Management
                               Company (provides commercial
                               asset and property management
                               services)

--------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila, 55       Chairman of the Board and CEO,        6         None
 Director (1998)               Ladera Management Company
                               (private investment company)

--------------------------------------------------------------------------------------------------------------
 William H. Kling,/5/ 67       President and CEO, American           7         Irwin Financial Corporation
 Director (2006)               Public Media Group

--------------------------------------------------------------------------------------------------------------
 Bailey Morris-Eck, 64         Director and Programming              3         None
 Director (1999)               Chair, WYPR Baltimore/
                               Washington (public radio
                               station); Senior Adviser,
                               Financial News (London);
                               Senior Fellow, Institute for
                               International Economics;
                               former Senior Associate and
                               head of the Global Policy
                               Initiative, Reuters Foundation
--------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton, 69         Chairman of the Board and CEO,        7         None
 Director (1986)               Cairnwood, Inc. (venture
                               capital investment)
--------------------------------------------------------------------------------------------------------------
 Olin C. Robison, Ph.D., 72    Fellow, The Oxford Centre for         3         American Shared Hospital
 Director (1998)               the Study of Christianity and                   Services
                               Culture; Director, The Oxford
                               Project on Religion and Public
                               Policy; President Emeritus of
                               the Salzburg Seminar;
                               President Emeritus, Middlebury
                               College
--------------------------------------------------------------------------------------------------------------
 Steven B. Sample, Ph.D.,      President, University of              2         Intermec, Inc.
 68                            Southern California
 Director (1999)
--------------------------------------------------------------------------------------------------------------

                              AMCAP Fund -- Page 9

"INTERESTED" DIRECTORS/6,7/

                                  PRINCIPAL OCCUPATION(S)
                                  DURING PAST FIVE YEARS
 NAME, AGE AND                         AND POSITIONS             NUMBER OF
 POSITION WITH FUND            HELD WITH AFFILIATED ENTITIES   PORTFOLIOS/3/
 (YEAR FIRST ELECTED           OR THE PRINCIPAL UNDERWRITER      OVERSEEN       OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)              OF THE FUND             BY DIRECTOR             BY DIRECTOR
------------------------------------------------------------------------------------------------------------

 R. Michael Shanahan, 70       Director and Chairman                 2         None
 Vice Chairman of the Board    Emeritus, Capital Research
 and Director (1986)           and Management Company;
                               Director, American Funds
                               Distributors, Inc.*; Chairman
                               of the Executive Committee,
                               The Capital Group Companies,
                               Inc.*; Chairman of the Board,
                               Capital Management Services,
                               Inc.*; Director, Capital
                               Strategy Research, Inc.*

------------------------------------------------------------------------------------------------------------
 Claudia P. Huntington, 57     Senior Vice President -               1         None
 President and Director        Capital Research Global
 (1992-1994) (1996)            Investors, Capital Research
                               and Management Company;
                               Director, The Capital Group
                               Companies, Inc.*
------------------------------------------------------------------------------------------------------------

                             AMCAP Fund -- Page 10

OTHER OFFICERS/7/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Timothy D. Armour, 48  President and Director, Capital Research and
 Senior Vice President  Management Company; Senior Vice President - Capital
 (1996)                 Research Global Investors, Capital Research and
                        Management Company; Director, The Capital Group
                        Companies, Inc.*
-------------------------------------------------------------------------------
 Paul F. Roye, 55       Senior Vice President - Fund Business Management Group,
 Senior Vice            Capital Research and Management Company; Director,
 President (2007)       American Funds Service Company*; former Director of
                        Investment Management, United States Securities and
                        Exchange Commission
-------------------------------------------------------------------------------
 Barry S.               Senior Vice President - Capital Research Global
 Crosthwaite, 50        Investors, Capital Research Company*
 Vice President
 (2006)
-------------------------------------------------------------------------------
 Eric S. Richter, 48    Vice President - Capital Research Global Investors,
 Vice President         Capital Research and Management Company
 (2008)
-------------------------------------------------------------------------------
 C. Ross Sappenfield,   Senior Vice President - Capital Research Global
 43                     Investors, Capital Research Company*
 Vice President
 (1999)
-------------------------------------------------------------------------------
 James Terrile, 43      Senior Vice President - Capital Research Global
 Vice President         Investors, Capital Research Company*
 (2006)
-------------------------------------------------------------------------------
 Vincent P. Corti, 52   Vice President - Fund Business Management Group,
 Secretary (1998)       Capital Research and Management Company
-------------------------------------------------------------------------------
 Karl C. Grauman, 41    Vice President - Fund Business Management Group,
 Treasurer (2006)       Capital Research and Management Company
-------------------------------------------------------------------------------
 Courtney R. Taylor,    Assistant Vice President - Fund Business Management
 34                     Group, Capital Research and Management Company
 Assistant Secretary
 (2007)
-------------------------------------------------------------------------------
 Jeffrey P. Regal, 37   Vice President - Fund Business Management Group,
 Assistant Treasurer    Capital Research and Management Company
 (2003)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.

1 The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act.
2 Directors and officers of the fund serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.
5 During the past two years, Gordon Crawford (Senior Vice President, Capital
 Research Global Investors, Capital Research and Management Company and
 Director, The Capital Group Companies, Inc.) has been a trustee of Southern
 California Public Radio, where Mr. Kling serves as a trustee and as Second Vice
 Chair. Mr. Crawford does not participate in decisions directly related to Mr.
 Kling's status or compensation.
6 "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
7 All of the officers listed, with the exception of Barry S. Crosthwaite and
 Eric S. Richter, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                             AMCAP Fund -- Page 11

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2008:

                                                                             AGGREGATE
                                                                              DOLLAR
                                                                            RANGE/1/ OF
                                                                            INDEPENDENT
                                          AGGREGATE                          DIRECTORS
                                       DOLLAR RANGE/1/      DOLLAR           DEFERRED
                                          OF SHARES       RANGE/1 /OF     COMPENSATION/2/
                                          OWNED IN        INDEPENDENT      ALLOCATED TO
                                          ALL FUNDS        DIRECTORS         ALL FUNDS
                                           IN THE          DEFERRED           WITHIN
                      DOLLAR RANGE/1/  AMERICAN FUNDS   COMPENSATION/2/   AMERICAN FUNDS
                          OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
        NAME           SHARES OWNED      BY DIRECTOR        TO FUND         BY DIRECTOR
------------------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
------------------------------------------------------------------------------------------
 Mary Anne Dolan       Over $100,000    Over $100,000         N/A               N/A
------------------------------------------------------------------------------------------
 Martin Fenton           $50,001 -      Over $100,000    Over $100,000     Over $100,000
                         $100,000
------------------------------------------------------------------------------------------
 William D. Jones        $10,001 -      Over $100,000      $10,001 -         $50,001 -
                          $50,000                           $50,000          $100,000
------------------------------------------------------------------------------------------
 Mary Myers              $50,001 -      Over $100,000    Over $100,000     Over $100,000
 Kauppila                $100,000
------------------------------------------------------------------------------------------
 William H. Kling        $50,001 -      Over $100,000         N/A               N/A
                         $100,000
------------------------------------------------------------------------------------------
 Bailey Morris-Eck         None           $50,001 -        $50,001 -       Over $100,000
                                          $100,000         $100,000
------------------------------------------------------------------------------------------
 Kirk P. Pendleton       $10,001 -      Over $100,000    Over $100,000     Over $100,000
                          $50,000
------------------------------------------------------------------------------------------
 Olin C. Robison           None           $50,001 -      Over $100,000     Over $100,000
                                          $100,000
------------------------------------------------------------------------------------------
 Steven B. Sample      Over $100,000    Over $100,000         N/A               N/A
------------------------------------------------------------------------------------------

                                                             AGGREGATE
                                                          DOLLAR RANGE/1/
                                                             OF SHARES
                                                              OWNED IN
                                                             ALL FUNDS
                                                               IN THE
                             DOLLAR RANGE/1/               AMERICAN FUNDS
                                 OF FUND                  FAMILY OVERSEEN
         NAME                  SHARES OWNED                 BY DIRECTOR
--------------------------------------------------------------------------------

 "INTERESTED" DIRECTORS
--------------------------------------------------------------------------------
 Claudia P.                   Over $100,000                Over $100,000
 Huntington
--------------------------------------------------------------------------------
 R. Michael Shanahan          Over $100,000                Over $100,000
--------------------------------------------------------------------------------

                             AMCAP Fund -- Page 12

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 Eligible directors may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the director.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $17,000 to $35,000, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

                             AMCAP Fund -- Page 13

DIRECTOR COMPENSATION EARNED DURING THE FISCAL YEAR ENDED FEBRUARY 28, 2009

                                                                                                              TOTAL COMPENSATION
                                                                                                                  (INCLUDING
                                                                                                             VOLUNTARILY DEFERRED
                                                                                                               COMPENSATION/1/)
                                                                                                          FROM ALL FUNDS MANAGED BY
                                                                                AGGREGATE COMPENSATION       CAPITAL RESEARCH AND
                                                                                (INCLUDING VOLUNTARILY            MANAGEMENT
                                                                               DEFERRED COMPENSATION/1/)        COMPANY OR ITS
                                    NAME                                             FROM THE FUND              AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Mary Anne Dolan                                                                        $54,125                    $309,666
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                        46,889                     426,132
------------------------------------------------------------------------------------------------------------------------------------
 William D. Jones/3/                                                                     58,125                     216,917
------------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila/3/                                                                  46,875                     306,175
------------------------------------------------------------------------------------------------------------------------------------
 William H. Kling                                                                        48,928                     351,500
------------------------------------------------------------------------------------------------------------------------------------
 Bailey Morris-Eck/3/                                                                    47,583                     190,500
------------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton/3/                                                                    51,978                     297,717
------------------------------------------------------------------------------------------------------------------------------------
 Olin C. Robison/3/                                                                      52,083                     210,500
------------------------------------------------------------------------------------------------------------------------------------
 Steven B. Sample                                                                        52,750                     105,500
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended February 28, 2009 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2009 fiscal year for participating directors is as follows: Martin Fenton
 ($197,933), William D. Jones ($24,714), Mary Myers Kauppila ($234,818), Bailey
 Morris-Eck ($187,557), Kirk P. Pendleton ($312,587) and Olin C. Robison
 ($222,970). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

As of April 1, 2009, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Delaware corporation in 1966 and reorganized as a Maryland corporation on May 10, 1990.
Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she

                             AMCAP Fund -- Page 14

reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Martin Fenton, William D. Jones, Kirk P. Pendleton, Mary Anne
Dolan, Olin C. Robison and Steven B. Sample, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors.
Six audit committee meetings were held during the 2009 fiscal year.

The fund has a contracts committee comprised of Mary Anne Dolan, Martin Fenton,
William D. Jones, Mary Myers Kauppila, William H. Kling, Bailey Morris-Eck, Kirk
P. Pendleton, Olin C. Robison and Steven B. Sample, none of whom is an
"interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements

                             AMCAP Fund -- Page 15

between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal
Underwriting Agreement, Administrative Services Agreement and Plans of
Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts committee meeting was held during the 2009 fiscal year.

The fund has a nominating committee comprised of Mary Myers Kauppila, William H.
Kling and Bailey Morris-Eck, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Three nominating committee meetings were held during the 2009 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund's investment adviser, in consultation with the fund's board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance
Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds
(including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

                             AMCAP Fund -- Page 16

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

                             AMCAP Fund -- Page 17

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on April 1, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Edward D. Jones & Co.                      Record      Class A        18.63%
 Omnibus Account                                        Class B         7.62
 Maryland Heights, MO
-------------------------------------------------------------------------------
 First Clearing, LLC                        Record      Class A         8.11
 Custody Account                                        Class B         8.92
 Glen Allen, VA                                         Class C        11.17
                                                        Class F-1       5.10
-------------------------------------------------------------------------------
 Merrill Lynch                              Record      Class C        14.17
 Omnibus Account                                        Class R-3       5.55
 Jacksonville, FL                                       Class R-4       6.54
-------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.             Record      Class C         8.94
 Omnibus Account                                        Class F-1      12.12
 New York, NY
-------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                 Record      Class F-1      11.22
 Custody Account                                        Class F-2       5.45
 San Francisco. CA
-------------------------------------------------------------------------------
 LPL Financial                              Record      Class F-2      27.10
 Omnibus Account
 San Diego, CA
-------------------------------------------------------------------------------
 NFS, LLC FEBO                              Record      Class F-2       5.38
 Sovereign Bank                             Beneficial
 Wyomissing, PA
-------------------------------------------------------------------------------
 Hartford Life Insurance Co. Separate       Record      Class R-1      30.46
 Account                                    Beneficial  Class R-3       7.36
 401K Plan
 Hartford, CT
-------------------------------------------------------------------------------
 Nationwide Trust Company                   Record      Class R-3       7.06
 Columbus, OH
-------------------------------------------------------------------------------
 NFS, LLC FEBO                              Record      Class R-3       6.19
 Transamerica Life Insurance.               Beneficial
 Los Angeles, CA
-------------------------------------------------------------------------------
 Wesco                                      Record      Class R-4       7.83
 401K Plan                                  Beneficial
 Charlotte, NC
-------------------------------------------------------------------------------
 CenturyTel, Inc.                           Record      Class R-4       6.56
 401K Plan                                  Beneficial
 Owings Mills, MD
-------------------------------------------------------------------------------
 NFS, LLC FEBO                              Record      Class R-5      26.28
 401K Plan                                  Beneficial
 Covington, KY
-------------------------------------------------------------------------------
 Boehringer Ingelheim Corporation           Record      Class R-5       8.52
 401K Plan                                  Beneficial
 Pittsburgh, PA
-------------------------------------------------------------------------------
 American Funds 2020 Target Date            Record      Class R-5       5.16
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------

                             AMCAP Fund -- Page 18

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital

                             AMCAP Fund -- Page 19

Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: S&P 500, the securities that are eligible to be purchased by the fund and Lipper Growth Funds Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF FEBRUARY 28, 2009:

                                           NUMBER             NUMBER
                                          OF OTHER           OF OTHER           NUMBER
                                         REGISTERED           POOLED           OF OTHER
                                         INVESTMENT         INVESTMENT         ACCOUNTS
                                      COMPANIES (RICS)    VEHICLES (PIVS)      FOR WHICH
                                          FOR WHICH          FOR WHICH         PORTFOLIO
                                          PORTFOLIO          PORTFOLIO         COUNSELOR
                        DOLLAR RANGE      COUNSELOR          COUNSELOR       IS A MANAGER
                          OF FUND       IS A MANAGER       IS A MANAGER       (ASSETS OF
      PORTFOLIO            SHARES      (ASSETS OF RICS    (ASSETS OF PIVS   OTHER ACCOUNTS
      COUNSELOR           OWNED/1/     IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
---------------------------------------------------------------------------------------------

 R. Michael Shanahan        Over         3      $158.8         None               None
                         $1,000,000
----------------------------------------------------------------------------------------------
 Claudia P.                 Over         3      $ 79.7         None               None
 Huntington              $1,000,000
----------------------------------------------------------------------------------------------
 Timothy D. Armour       $100,001 -      2      $ 67.3         None               None
                          $500,000
----------------------------------------------------------------------------------------------
 Barry S. Crosthwaite    $100,001 -         None               None               None
                          $500,000
----------------------------------------------------------------------------------------------
 C. Ross Sappenfield     $100,001 -      2      $109.0      1       $0.03         None
                          $500,000
----------------------------------------------------------------------------------------------
 Eric S. Richter            Over            None            1       $0.03         None
                         $1,000,000
----------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
 No fund has an advisory fee that is based on the performance of the fund.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

                             AMCAP Fund -- Page 20

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until March 31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The Agreement provides for monthly fees, accrued daily, based on the following annual rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.485%                 $ 0                        $ 1 billion
------------------------------------------------------------------------------
         0.385                    1 billion                  2 billion
------------------------------------------------------------------------------
         0.355                    2 billion                  3 billion
------------------------------------------------------------------------------
         0.335                    3 billion                  5 billion
------------------------------------------------------------------------------
         0.320                    5 billion                  8 billion
------------------------------------------------------------------------------
         0.310                    8 billion                 13 billion
------------------------------------------------------------------------------
         0.300                   13 billion                 21 billion
------------------------------------------------------------------------------
         0.295                   21 billion                 27 billion
------------------------------------------------------------------------------
         0.290                   27 billion
------------------------------------------------------------------------------

                             AMCAP Fund -- Page 21

The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1% of the fund's average net assets. Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class
A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended February 28, 2009, February 29, 2008, and February 28,
2007, the investment adviser was entitled to receive from the fund management fees of $65,646,000, $85,798,000 and $77,407,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $59,878,000 (a reduction of $5,768,000), $77,218,000
(a reduction of $8,580,000) and $69,666,000 (a reduction of $7,741,000) for the fiscal years ended February 28 or 29, 2009, 2008 and 2007, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January
1, 2009.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until March
31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 and R-6 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the

                             AMCAP Fund -- Page 22

investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 and R-6 shares, the administrative services fee is calculated at the annual rate of up to 0.10% and
0.05%, respectively, of the average daily net assets of such class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and 529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder
Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2009 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                             ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------

               CLASS C                               $2,107,000
------------------------------------------------------------------------------
              CLASS F-1                               2,155,000
------------------------------------------------------------------------------
              CLASS F-2                                  36,000
------------------------------------------------------------------------------
             CLASS 529-A                                558,000
------------------------------------------------------------------------------
             CLASS 529-B                                110,000
------------------------------------------------------------------------------
             CLASS 529-C                                183,000
------------------------------------------------------------------------------
             CLASS 529-E                                 32,000
------------------------------------------------------------------------------
            CLASS 529-F-1                                22,000
------------------------------------------------------------------------------
              CLASS R-1                                  51,000
------------------------------------------------------------------------------
              CLASS R-2                               1,780,000
------------------------------------------------------------------------------
              CLASS R-3                               1,247,000
------------------------------------------------------------------------------
              CLASS R-4                                 516,000
------------------------------------------------------------------------------
              CLASS R-5                                 768,000
------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

                             AMCAP Fund -- Page 23

     .    For Class B and 529-B shares sold prior to April 21, 2009, the
          Principal Underwriter sold its rights to the 0.75%
          distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The
          Principal Underwriter compensated investment dealers for sales of
          Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
C and 529-C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B and
529-B shares prior to April 21, 2009. The fund also reimburses the Principal
Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4
shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2009            $4,517,000          $19,541,000
                                                  2008             7,518,000           32,650,000
                                                  2007             8,650,000           38,070,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2009               181,000            1,442,000
                                                  2008               385,000            2,391,000
                                                  2007               564,000            3,384,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2009               519,000              937,000
                                                  2008               386,000            2,091,000
                                                  2007               947,000            2,452,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2009               316,000            1,502,000
                                                  2008               491,000            2,276,000
                                                  2007               516,000            2,414,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2009                28,000              217,000
                                                  2008                45,000              312,000
                                                  2007                58,000              369,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2009                37,000              155,000
                                                  2008                17,000              272,000
                                                  2007                12,000              279,000
-----------------------------------------------------------------------------------------------------

                             AMCAP Fund -- Page 24

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.25% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund

                             AMCAP Fund -- Page 25

     to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
----------------------------------------------------------------------------------

          Class C                           0.25%        0.75%          1.00%
         -------------------------------------------------------------------------
          Class 529-C                       0.25         0.75           1.00
         -------------------------------------------------------------------------
          Class F-1                         0.25           --           0.50
         -------------------------------------------------------------------------
          Class 529-F-1                     0.25           --           0.50
         -------------------------------------------------------------------------
          Class 529-E                       0.25         0.25           0.75
         -------------------------------------------------------------------------
          Class R-1                         0.25         0.75           1.00
         -------------------------------------------------------------------------
          Class R-2                         0.25         0.50           1.00
         -------------------------------------------------------------------------
          Class R-3                         0.25         0.25           0.75
         -------------------------------------------------------------------------
          Class R-4                         0.25           --           0.50
----------------------------------------------------------------------------------

     1Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

During the 2009 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                 $30,955,000                 $4,457,000
------------------------------------------------------------------------------
        CLASS B                   8,133,000                    630,000
------------------------------------------------------------------------------
        CLASS C                  11,966,000                  1,631,000
------------------------------------------------------------------------------
       CLASS F-1                  4,711,000                    807,000
------------------------------------------------------------------------------
      CLASS 529-A                   822,000                    152,000
------------------------------------------------------------------------------
      CLASS 529-B                   709,000                     64,000
------------------------------------------------------------------------------
      CLASS 529-C                 1,222,000                    206,000
------------------------------------------------------------------------------
      CLASS 529-E                   116,000                     21,000
------------------------------------------------------------------------------
     CLASS 529-F-1                       --                         --
------------------------------------------------------------------------------
       CLASS R-1                    347,000                     70,000
------------------------------------------------------------------------------
       CLASS R-2                  2,616,000                    470,000
------------------------------------------------------------------------------
       CLASS R-3                  2,860,000                    466,000
------------------------------------------------------------------------------
       CLASS R-4                    899,000                    146,000
------------------------------------------------------------------------------

                             AMCAP Fund -- Page 26

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 Shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 Shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion,
0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 Shares of the
American Funds for the last month of the prior calendar quarter.

OTHER COMPENSATION TO DEALERS -- As of October 2008, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.

                             AMCAP Fund -- Page 27

     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     Intersecurities / Transamerica
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     JJB Hilliard/PNC Bank
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Investments LLC
     Lincoln Financial Advisors Corporation
     LPL Group
          Associated Securities Corp.
          LPL Financial Corporation
          Mutual Service Corporation
          Uvest Investment Services
          Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
          Metlife Securities Inc.
          New England Securities
          Tower Square Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley & Co., Incorporated
     National Planning Holdings Inc.
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     Princor Financial Services Corporation

                             AMCAP Fund -- Page 28

     Raymond James Group
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
          Legg Mason
          Primerica Financial Services
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wachovia Group
          A. G. Edwards, a Division of Wachovia Securities, LLC
          First Clearing LLC
          Wachovia Securities Financial Network, LLC
          Wachovia Securities Investment Services Group
          Wachovia Securities Latin American Channel
          Wachovia Securities Private Client Group
     Wells Fargo Investments, LLC

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

                             AMCAP Fund -- Page 29

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such

                             AMCAP Fund -- Page 30

services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
February 28, 2009, February 29, 2008 and February 28, 2007 amounted to
$10,834,000, $9,126,000 and $8,176,000, respectively.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Citigroup Global Markets Inc. As of the fund's most recent fiscal year-end, the fund held equity securities of Citigroup Inc. in the amount of $22,500,000.

                             AMCAP Fund -- Page 31

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated

                             AMCAP Fund -- Page 32

third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation

                             AMCAP Fund -- Page 33

matrices which may incorporate dealer-supplied valuations, electronic data processing techniques and an evaluation of the yield curve as of approximately 3
p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

                             AMCAP Fund -- Page 34

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed,

                             AMCAP Fund -- Page 35

undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year,

                             AMCAP Fund -- Page 36

     even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

                             AMCAP Fund -- Page 37

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                             AMCAP Fund -- Page 38

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                             AMCAP Fund -- Page 39

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3.0% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts. In addition, the
American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Beginning May 1, 2009, cash investments received without investment instructions will be invested in Class A shares of American Funds Money Market Fund (rather than The Cash Management Trust of America) pursuant to the policies described in the "Purchase and exchange of shares" section of the prospectus.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

                             AMCAP Fund -- Page 40

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America and American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America and American Funds Money Market Fund to Class C shares of Intermediate Bond
Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond
Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies.
However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

                             AMCAP Fund -- Page 41

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be

                             AMCAP Fund -- Page 42

     held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares prior to January 1, 2009.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes prior to January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes prior to January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in

                             AMCAP Fund -- Page 43

     the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November
     15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

                             AMCAP Fund -- Page 44

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but

                             AMCAP Fund -- Page 45

less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding money market funds) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the
     Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to

                             AMCAP Fund -- Page 46

     pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the
     Statements for these plans will expire if they have not been met by next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

                             AMCAP Fund -- Page 47

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested

                             AMCAP Fund -- Page 48

     (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

     RIGHT OF REINVESTMENT -- As described in the prospectus, certain transactions may be eligible for investment without a sales charge pursuant to the fund's right of reinvestment policy. Recent legislation suspended required minimum distributions from individual retirement accounts and employer-sponsored retirement plan accounts for the 2009 tax year. Given this suspension, proceeds from an automatic withdrawal plan to satisfy a required minimum distribution may be invested without a sales charge for the 2009 tax year, or any subsequent period, to the extent such legislation is extended. This policy is subject to any restrictions regarding the investment of proceeds from a required minimum distribution that may be established by the transfer agent.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

                             AMCAP Fund -- Page 49

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
          Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

                             AMCAP Fund -- Page 50

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in

                             AMCAP Fund -- Page 51

cash by informing the fund, the Transfer Agent or your investment dealer.
Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

                             AMCAP Fund -- Page 52

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per

                             AMCAP Fund -- Page 53

share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund's board of directors. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds securities of issuers outside the U.S., the
Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $21,548,000 for Class A shares and $1,277,000 for
Class B shares for the 2009 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company and from the relevant share class, as described under
"Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the

                             AMCAP Fund -- Page 54

fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- O'Melveny & Myers LLP, 400 South Hope Street, Los
Angeles, CA 90071, serves as independent legal counsel ("counsel") for the fund and for independent directors in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on the last day of February. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

Prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On

                             AMCAP Fund -- Page 55

April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by
FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- FEBRUARY 28, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $10.44
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $11.08

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

INDUSTRY SECTOR DIVERSIFICATION AS OF FEBRUARY 28, 2009 (percent of net assets)

Information technology           24.34%
Consumer discretionary           15.30
Health care                      13.09
Industrials                       8.83
Energy                            7.95
Other industries                 16.88
Short-term securities & other    13.61
 assets less liabilities

 TEN LARGEST EQUITY HOLDINGS AS OF FEBRUARY 28, 2009
                                            PERCENT OF NET ASSETS
------------------------------------------------------------------

 Microsoft                                    2.78%
------------------------------------------------------------------
 Google                                       2.19
------------------------------------------------------------------
 Yahoo                                        2.17
------------------------------------------------------------------
 Oracle                                       1.90
------------------------------------------------------------------
 Medtronic                                    1.86
------------------------------------------------------------------
 Precision Castparts                          1.76
------------------------------------------------------------------
 Time Warner                                  1.75
------------------------------------------------------------------
 Wellpoint                                    1.70
------------------------------------------------------------------
 Pepsico                                      1.69
------------------------------------------------------------------
 Schlumberger                                 1.68
------------------------------------------------------------------

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                             AMCAP Fund -- Page 56

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
American Funds Money Market
Fund/SM/  . . . . . . . . .     059      259      359       459         659
The Cash Management Trust of
America/(R)/. . . . . . . .     009      209      309       409         609
The Tax-Exempt Money Fund of
America/SM/ . . . . . . . .     039      N/A      N/A       N/A         N/A
The U.S. Treasury Money Fund
of America/SM/  . . . . . .     049      N/A      N/A       N/A         N/A
___________
*Qualified for sale only in certain jurisdictions.

                             AMCAP Fund -- Page 57

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459
The Cash Management Trust of
America. . . . . . . . . . . .    1009     1209     1309     1509       1409

                             AMCAP Fund -- Page 58

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2540     N/A
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Limited Term Tax-Exempt Bond Fund
of America . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2543     N/A
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
The Tax-Exempt Bond Fund of America   N/A    N/A    N/A    N/A   2519     N/A
The Tax-Exempt Fund of California*    N/A    N/A    N/A    N/A   2520     N/A
The Tax-Exempt Fund of Maryland* .    N/A    N/A    N/A    N/A   2524     N/A
The Tax-Exempt Fund of Virginia* .    N/A    N/A    N/A    N/A   2525     N/A
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUNDS
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659
The Cash Management Trust of
America. . . . . . . . . . . . . .   2109   2209   2309   2409   2509     N/A
The Tax-Exempt Money Fund of
America  . . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2539     N/A
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . .   2149   2249   2349   2449   2549     N/A
___________
*Qualified for sale only in certain
jurisdictions.

                             AMCAP Fund -- Page 59

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

                             AMCAP Fund -- Page 60

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                             AMCAP Fund -- Page 61

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                             AMCAP Fund -- Page 62

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                             AMCAP Fund -- Page 63


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

AMCAP Fund/(R)/

 CLASS A SHARES       AMCPX       CLASS R-4 SHARES      RAFEX
 CLASS R-1 SHARES     RAFAX       CLASS R-5 SHARES      RAFFX
 CLASS R-2 SHARES     RAFBX       CLASS R-6 SHARES
 CLASS R-3 SHARES     RAFCX

 RETIREMENT PLAN
 PROSPECTUS

 May 1, 2009

 1   Investment objective
 1   Fees and expenses of the fund
 2   Portfolio turnover
 2   Principal investment strategies
 3   Principal risks
 6   Investment adviser
 7   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial intermediaries
11   Management and organization
14   Purchase, exchange and sale of shares
17   Sales charges
19   Sales charge reductions
21   Rollovers from retirement plans to IRAs
22   Plans of distribution
22   Other compensation to dealers
23   Distributions and taxes
24   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Investment objective

The fund's investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 19 of the fund's prospectus, and on page 46 of the fund's statement of additional information.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                 CLASS A   ALL R SHARE CLASSES
-------------------------------------------------------------------------------

 Maximum initial sales charge (load) imposed on   5.75%           none
 purchases (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge          none           none
 (load) (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on            none           none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                       none           none

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENTS)
                                    CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
                           CLASS A   R-1    R-2    R-3    R-4    R-5    R-6/1/

-------------------------------------------------------------------------------

 Management fees            0.33%   0.33%  0.33%  0.33%  0.33%  0.33%   0.33%
-------------------------------------------------------------------------------
 Distribution and/or        0.23    1.00   0.75   0.50   0.25   none    none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.18    0.15   0.51   0.22   0.15   0.10    0.06
-------------------------------------------------------------------------------
 Total annual fund          0.74    1.48   1.59   1.05   0.73   0.43    0.39
 operating expenses
-------------------------------------------------------------------------------

                                       1

                                                        AMCAP Fund / Prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes  that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A                         $646    $798     $963      $1,441
--------------------------------------------------------------------
 Class R-1                        151     468      808       1,768
--------------------------------------------------------------------
 Class R-2                        162     502      866       1,889
--------------------------------------------------------------------
 Class R-3                        107     334      579       1,283
--------------------------------------------------------------------
 Class R-4                         75     233      406         906
--------------------------------------------------------------------
 Class R-5                         44     138      241         542
--------------------------------------------------------------------
 Class R-6                         40     125      219         493
--------------------------------------------------------------------

1 Based on estimated amounts for the current fiscal year.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 37%
of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in stocks of issuers located in the U.S. with a record of above-average long-term growth, but may invest in securities of issuers domiciled outside the United States to a limited extent.

The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above-average growth in earnings, revenues, book value, cash flow and/or return on assets.

                                       2

AMCAP Fund / Prospectus


Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                       3

                                                        AMCAP Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 8 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  21.78%
2000   7.50
2001  -5.01
2002 -18.66
2003  29.64
2004   9.80
2005   6.98
2006   8.63
2007   7.50
2008 -37.68

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                         15.62%  (quarter ended June 30, 2003)
LOWEST                         -22.53%  (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2009, was -5.05%.

Updated information on the fund's results can be obtained by visiting
americanfunds.com.

                                       4

AMCAP Fund / Prospectus


 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/1/67   -41.26%  -4.23%    0.55%      10.50%

                                  1 YEAR   5 YEARS   LIFETIME
--------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/26/02  -38.10%  -3.88%     -0.30%
 CLASS R-2 -- FIRST SOLD 5/21/02  -38.17   -3.88      -1.78
 CLASS R-3 -- FIRST SOLD 6/4/02   -37.83   -3.43      -0.90
 CLASS R-4 -- FIRST SOLD 5/20/02  -37.68   -3.14      -1.19
 CLASS R-5 -- FIRST SOLD 5/15/02  -37.45   -2.82      -0.91

                                    1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-----------------------------------------------------------------------------

 INDEXES/1/
 S&P 500                            -36.99%  -2.19%    -1.38%       9.01%
 Lipper Multi-Cap Core Funds Index  -39.45   -2.29     -0.47        8.60
 Lipper Growth Funds Index          -42.24   -4.25     -3.08        7.80
 Consumer Price Index                 0.09    2.67      2.52        4.54

1 See pages 9-10 of this prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

                                                        AMCAP Fund / Prospectus

Investment adviser

Capital Research and Management Company serves as investment adviser to the fund. Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. The primary individual portfolio counselors for AMCAP Fund are:

                            PORTFOLIO
 PORTFOLIO COUNSELOR/       COUNSELOR               PRIMARY TITLE WITH
 FUND TITLE                EXPERIENCE               INVESTMENT ADVISER
 (IF APPLICABLE)          IN THIS FUND                (OR AFFILIATE)
-------------------------------------------------------------------------------

 R. MICHAEL SHANAHAN        22 years        Chairman Emeritus and Director,
 Vice Chairman of the                       Capital Research and Management
 Board                                      Company
-------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON      12 years        Senior Vice President - Capital
 President and                              Research Global Investors
 Director
-------------------------------------------------------------------------------
 TIMOTHY D. ARMOUR          12 years        Senior Vice President - Capital
 Senior Vice                                Research Global Investors
 President
-------------------------------------------------------------------------------
 BARRY S. CROSTHWAITE        3 years        Senior Vice President - Capital
 Vice President                             Research Global Investors
-------------------------------------------------------------------------------
 ERIC S. RICHTER             1 year         Vice President - Capital Research
 Vice President                             Global Investors
-------------------------------------------------------------------------------
 C. ROSS SAPPENFIELD         9 years        Senior Vice President - Capital
 Vice President                             Research Global Investors
-------------------------------------------------------------------------------

                                       6

AMCAP Fund / Prospectus


Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may provide a financial incentive for the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

                                       7

                                                        AMCAP Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in the U.S. but may invest in securities of issuers domiciled outside the United States to a limited extent.

The fund is designed for investors seeking capital appreciation through investments in stocks.  Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

The prices of securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above-average growth in earnings, revenues, book value, cash flow and/or return on assets.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       8

AMCAP Fund / Prospectus


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 5, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                 1 YEAR   5 YEARS  10 YEARS   LIFETIME
-----------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/1/67    -37.68%  -3.09%    1.15%      10.66%

                                  1 YEAR   5 YEARS   LIFETIME
-----------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/26/02  -38.10%  -3.88%      -0.30%
 CLASS R-2 -- FIRST SOLD 5/21/02  -38.17   -3.88       -1.78
 CLASS R-3 -- FIRST SOLD 6/4/02   -37.83   -3.43       -0.90
 CLASS R-4 -- FIRST SOLD 5/20/02  -37.68   -3.14       -1.19
 CLASS R-5 -- FIRST SOLD 5/15/02  -37.45   -2.82       -0.91

                                    1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-----------------------------------------------------------------------------

 INDEXES
 S&P 500                            -36.99%  -2.19%    -1.38%       9.01%
 Lipper Multi-Cap Core Funds Index  -39.45   -2.29     -0.47        8.60
 Lipper Growth Funds Index          -42.24   -4.25     -3.08        7.80
 Consumer Price Index                 0.09    2.67      2.52        4.54

1 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

The investment results table above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
 The Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. The Lipper Multi-Cap Core Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% or more of their equity assets in any one market capitalization range over an extended period of time. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per share growth value, compared with the S&P SuperComposite
1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund's related prospectus. The results of the underlying funds in the Lipper Indexes include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor
Statistics.

                                       9

                                                        AMCAP Fund / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

                                       10

AMCAP Fund / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended August 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

                                       11

                                                        AMCAP Fund / Prospectus

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       12

AMCAP Fund / Prospectus


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the primary individual portfolio counselors for the fund.

                                                                     ROLE IN
                              INVESTMENT            EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR          EXPERIENCE           IN THIS FUND      OF THE FUND
-------------------------------------------------------------------------------------------

 R. MICHAEL SHANAHAN     Investment                  22 years        Serves as an equity
                         professional for 44                         portfolio counselor
                         years, all with
                         Capital Research and
                         Management Company or
                         affiliate
-------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON   Investment                  12 years        Serves as an equity
                         professional for 36    (plus 14 years of    portfolio counselor
                         years in total; 34      prior experience
                         years with Capital           as an
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate
-------------------------------------------------------------------------------------------
 TIMOTHY D. ARMOUR       Investment                  12 years        Serves as an equity
                         professional for 26     (plus 7 years of    portfolio counselor
                         years, all with         prior experience
                         Capital Research and         as an
                         Management Company or  investment analyst
                         affiliate                for the fund)
-------------------------------------------------------------------------------------------
 BARRY S. CROSTHWAITE    Investment                  3 years         Serves as an equity
                         professional for 13     (plus 8 years of    portfolio counselor
                         years, all with         prior experience
                         Capital Research and         as an
                         Management Company or  investment analyst
                         affiliate                for the fund)
-------------------------------------------------------------------------------------------
 ERIC S. RICHTER         Investment                   1 year         Serves as an equity
                         professional for 17                         portfolio counselor
                         years in total; 10
                         years with Capital
                         Research and
                         Management Company or
                         affiliate
-------------------------------------------------------------------------------------------
 C. ROSS SAPPENFIELD     Investment                  9 years         Serves as an equity
                         professional for 17     (plus 5 years of    portfolio counselor
                         years, all with         prior experience
                         Capital Research and         as an
                         Management Company or  investment analyst
                         affiliate                for the fund)
-------------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       13

                                                        AMCAP Fund / Prospectus

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee based programs or through retirement plan intermediaries. In addition,
Class R-6 shares are available for investment by American Funds Target Date
Retirement Series/(R)/ and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

                                       14

AMCAP Fund / Prospectus


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

                                       15

                                                        AMCAP Fund / Prospectus

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUNDS AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

                                       16

AMCAP Fund / Prospectus


Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request provided your request contains all information and legal documentation necessary to process the transaction.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by

                                       17

                                                        AMCAP Fund / Prospectus

subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares, unless such plan was invested in Class A or C shares prior to January 1, 2009.

                                       18

AMCAP Fund / Prospectus


CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the

                                       19

                                                        AMCAP Fund / Prospectus

 initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic transactions
(including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as

                                       20

AMCAP Fund / Prospectus


described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and
F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

                                       21

                                                        AMCAP Fund / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       22

AMCAP Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to shareholders, usually twice a year.

Capital gains, if any, are usually distributed twice a year. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                                        AMCAP Fund / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                      (LOSS) INCOME FROM INVESTMENT
                                             OPERATIONS/1/
                                              Net (losses)
                                                gains on
                                               securities
                       Net asset     Net         (both
                        value,    investment    realized    Total from
                       beginning    income        and       investment
                        of year     (loss)    unrealized)   operations
------------------------------------------------------------------------

 CLASS A:
 Year ended 2/28/2009   $18.41     $ .16        $(7.43)      $(7.27)
 Year ended 2/29/2008    20.29       .25          (.77)        (.52)
 Year ended 2/28/2007    19.48       .18          1.37         1.55
 Year ended 2/28/2006    18.02       .12          1.82         1.94
 Year ended 2/28/2005    17.50       .06           .63          .69
------------------------------------------------------------------------
 CLASS R-1:
 Year ended 2/28/2009    17.95       .04         (7.20)       (7.16)
 Year ended 2/29/2008    19.80       .08          (.76)        (.68)
 Year ended 2/28/2007    19.04       .02          1.32         1.34
 Year ended 2/28/2006    17.69      (.03 )        1.77         1.74
 Year ended 2/28/2005    17.28      (.08 )         .62          .54
------------------------------------------------------------------------
 CLASS R-2:
 Year ended 2/28/2009    17.94       .03         (7.19)       (7.16)
 Year ended 2/29/2008    19.79       .08          (.76)        (.68)
 Year ended 2/28/2007    19.03       .02          1.32         1.34
 Year ended 2/28/2006    17.66      (.03 )        1.79         1.76
 Year ended 2/28/2005    17.26      (.07 )         .60          .53
------------------------------------------------------------------------
 CLASS R-3:
 Year ended 2/28/2009   $18.21     $ .11        $(7.33)      $(7.22)
 Year ended 2/29/2008    20.08       .18          (.78)        (.60)
 Year ended 2/28/2007    19.28       .11          1.35         1.46
 Year ended 2/28/2006    17.86       .05          1.80         1.85
 Year ended 2/28/2005    17.37        --/4/        .62          .62
------------------------------------------------------------------------
 CLASS R-4:
 Year ended 2/28/2009    18.33       .16         (7.39)       (7.23)
 Year ended 2/29/2008    20.22       .24          (.78)        (.54)
 Year ended 2/28/2007    19.42       .17          1.35         1.52
 Year ended 2/28/2006    17.99       .11          1.81         1.92
 Year ended 2/28/2005    17.45       .06           .62          .68
------------------------------------------------------------------------
 CLASS R-5:
 Year ended 2/28/2009    18.45       .20         (7.45)       (7.25)
 Year ended 2/29/2008    20.35       .30          (.77)        (.47)
 Year ended 2/28/2007    19.55       .23          1.36         1.59
 Year ended 2/28/2006    18.07       .17          1.83         2.00
 Year ended 2/28/2005    17.54       .11           .63          .74

                             DIVIDENDS AND DISTRIBUTIONS

                       Dividends   Distributions      Total
                       (from net       (from        dividends    Net asset
                       investment     capital          and       value, end      Total
                        income)       gains)      distributions   of year    return/2,3/
--------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 2/28/2009    $  --        $ (.70)        $ (.70)       $10.44      (40.97)%
 Year ended 2/29/2008     (.24)        (1.12)         (1.36)        18.41       (3.14)
 Year ended 2/28/2007     (.16)         (.58)          (.74)        20.29        8.07
 Year ended 2/28/2006     (.09)         (.39)          (.48)        19.48       10.87
 Year ended 2/28/2005     (.04)         (.13)          (.17)        18.02        3.94
--------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 2/28/2009       --          (.70)          (.70)        10.09      (41.36)
 Year ended 2/29/2008     (.05)        (1.12)         (1.17)        17.95       (3.93)
 Year ended 2/28/2007       --          (.58)          (.58)        19.80        7.14
 Year ended 2/28/2006       --          (.39)          (.39)        19.04        9.92
 Year ended 2/28/2005       --          (.13)          (.13)        17.69        3.09
--------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 2/28/2009       --          (.70)          (.70)        10.08      (41.44)
 Year ended 2/29/2008     (.05)        (1.12)         (1.17)        17.94       (3.95)
 Year ended 2/28/2007       --          (.58)          (.58)        19.79        7.15
 Year ended 2/28/2006       --          (.39)          (.39)        19.03       10.05
 Year ended 2/28/2005       --          (.13)          (.13)        17.66        3.04
--------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 2/28/2009    $  --        $ (.70)        $ (.70)       $10.29      (41.15)%
 Year ended 2/29/2008     (.15)        (1.12)         (1.27)        18.21       (3.51)
 Year ended 2/28/2007     (.08)         (.58)          (.66)        20.08        7.68
 Year ended 2/28/2006     (.04)         (.39)          (.43)        19.28       10.45
 Year ended 2/28/2005       --          (.13)          (.13)        17.86        3.54
--------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 2/28/2009       --          (.70)          (.70)        10.40      (40.93)
 Year ended 2/29/2008     (.23)        (1.12)         (1.35)        18.33       (3.22)
 Year ended 2/28/2007     (.14)         (.58)          (.72)        20.22        7.97
 Year ended 2/28/2006     (.10)         (.39)          (.49)        19.42       10.79
 Year ended 2/28/2005     (.01)         (.13)          (.14)        17.99        3.85
--------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 2/28/2009       --          (.70)          (.70)        10.50      (40.77)
 Year ended 2/29/2008     (.31)        (1.12)         (1.43)        18.45       (2.93)
 Year ended 2/28/2007     (.21)         (.58)          (.79)        20.35        8.29
 Year ended 2/28/2006     (.13)         (.39)          (.52)        19.55       11.19
 Year ended 2/28/2005     (.08)         (.13)          (.21)        18.07        4.20

                                        Ratio of     Ratio of     Ratio of
                                        expenses     expenses        net
                            Net        to average   to average     income
                          assets,      net assets   net assets    (loss) to
                          end of      before reim-  after reim-    average
                           year       bursements/   bursements/      net
                       (in millions)    waivers     waivers/3/    assets/3/
----------------------------------------------------------------------------

 CLASS A:
 Year ended 2/28/2009     $ 8,687         .74%          .71%        1.03%
 Year ended 2/29/2008      16,387         .68           .65         1.21
 Year ended 2/28/2007      17,341         .68           .65          .91
 Year ended 2/28/2006      16,091         .68           .65          .66
 Year ended 2/28/2005      13,350         .69           .68          .36
----------------------------------------------------------------------------
 CLASS R-1:
 Year ended 2/28/2009          24        1.48          1.45          .29
 Year ended 2/29/2008          40        1.50          1.47          .39
 Year ended 2/28/2007          43        1.50          1.47          .09
 Year ended 2/28/2006          35        1.55          1.51         (.19)
 Year ended 2/28/2005          23        1.57          1.54         (.47)
----------------------------------------------------------------------------
 CLASS R-2:
 Year ended 2/28/2009         238        1.59          1.57          .17
 Year ended 2/29/2008         415        1.53          1.47          .38
 Year ended 2/28/2007         427        1.59          1.46          .09
 Year ended 2/28/2006         358        1.66          1.48         (.17)
 Year ended 2/28/2005         245        1.73          1.51         (.43)
----------------------------------------------------------------------------
 CLASS R-3:
 Year ended 2/28/2009     $   349        1.05%         1.02%         .70%
 Year ended 2/29/2008         724        1.04          1.01          .85
 Year ended 2/28/2007         747        1.04          1.01          .55
 Year ended 2/28/2006         662        1.06          1.02          .29
 Year ended 2/28/2005         421        1.08          1.07          .01
----------------------------------------------------------------------------
 CLASS R-4:
 Year ended 2/28/2009         252         .73           .70         1.04
 Year ended 2/29/2008         528         .73           .70         1.16
 Year ended 2/28/2007         555         .73           .70          .85
 Year ended 2/28/2006         405         .75           .71          .61
 Year ended 2/28/2005         168         .76           .75          .35
----------------------------------------------------------------------------
 CLASS R-5:
 Year ended 2/28/2009         619         .43           .40         1.35
 Year ended 2/29/2008         787         .43           .40         1.43
 Year ended 2/28/2007         514         .43           .40         1.15
 Year ended 2/28/2006         359         .44           .41          .90
 Year ended 2/28/2005         274         .45           .44          .62

                                       24

AMCAP Fund / Prospectus


                                         YEAR ENDED FEBRUARY 28 OR 29
                           2009         2008         2007         2006          2005
-----------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        37%          29%          20%          20%           16%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.
3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.
 In addition, during some of the years shown, Capital Research and Management
 Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4 Amount less than $.01.

                                       25

                                                        AMCAP Fund / Prospectus


NOTES

                                       26

AMCAP Fund / Prospectus


NOTES

                                       27

                                                        AMCAP Fund / Prospectus


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR ADVISER             American Funds Distributors
          MARKETING               800/421-9900
                                  americanfunds.com
          FOR 24                  For Class R share information,
          -HOUR INFORMATION       visit
                                  AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                      Investment Company File No. 811-01435
                                       RPGEPR-902-0509P Litho in USA CGD/B/8027
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

AMCAP Fund/(R)/

 CLASS A SHARES       AMCPX       CLASS R-4 SHARES      RAFEX
 CLASS R-1 SHARES     RAFAX       CLASS R-5 SHARES      RAFFX
 CLASS R-2 SHARES     RAFBX       CLASS R-6 SHARES
 CLASS R-3 SHARES     RAFCX

 RETIREMENT PLAN
 PROSPECTUS

 May 1, 2009

 1   Investment objective
 1   Fees and expenses of the fund
 2   Portfolio turnover
 2   Principal investment strategies
 3   Principal risks
 6   Investment adviser
 7   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial intermediaries
11   Management and organization
14   Purchase, exchange and sale of shares
17   Sales charges
19   Sales charge reductions
21   Rollovers from retirement plans to IRAs
22   Plans of distribution
22   Other compensation to dealers
23   Distributions and taxes
24   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Investment objective

The fund's investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 19 of the fund's prospectus, and on page 46 of the fund's statement of additional information.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                 CLASS A   ALL R SHARE CLASSES
-------------------------------------------------------------------------------

 Maximum initial sales charge (load) imposed on   5.75%           none
 purchases (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge          none           none
 (load) (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on            none           none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                       none           none

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENTS)
                                    CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
                           CLASS A   R-1    R-2    R-3    R-4    R-5    R-6/1/

-------------------------------------------------------------------------------

 Management fees            0.33%   0.33%  0.33%  0.33%  0.33%  0.33%   0.33%
-------------------------------------------------------------------------------
 Distribution and/or        0.23    1.00   0.75   0.50   0.25   none    none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.18    0.15   0.51   0.22   0.15   0.10    0.06
-------------------------------------------------------------------------------
 Total annual fund          0.74    1.48   1.59   1.05   0.73   0.43    0.39
 operating expenses
-------------------------------------------------------------------------------

                                       1

                                                        AMCAP Fund / Prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes  that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A                         $646    $798     $963      $1,441
--------------------------------------------------------------------
 Class R-1                        151     468      808       1,768
--------------------------------------------------------------------
 Class R-2                        162     502      866       1,889
--------------------------------------------------------------------
 Class R-3                        107     334      579       1,283
--------------------------------------------------------------------
 Class R-4                         75     233      406         906
--------------------------------------------------------------------
 Class R-5                         44     138      241         542
--------------------------------------------------------------------
 Class R-6                         40     125      219         493
--------------------------------------------------------------------

1 Based on estimated amounts for the current fiscal year.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 37%
of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in stocks of issuers located in the U.S. with a record of above-average long-term growth, but may invest in securities of issuers domiciled outside the United States to a limited extent.

The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above-average growth in earnings, revenues, book value, cash flow and/or return on assets.

                                       2

AMCAP Fund / Prospectus


Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                       3

                                                        AMCAP Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 8 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  21.78%
2000   7.50
2001  -5.01
2002 -18.66
2003  29.64
2004   9.80
2005   6.98
2006   8.63
2007   7.50
2008 -37.68

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                         15.62%  (quarter ended June 30, 2003)
LOWEST                         -22.53%  (quarter ended December 31, 2008)

The fund's total return for the three months ended March 31, 2009, was -5.05%.

Updated information on the fund's results can be obtained by visiting
americanfunds.com.

                                       4

AMCAP Fund / Prospectus


 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/1/67   -41.26%  -4.23%    0.55%      10.50%

                                  1 YEAR   5 YEARS   LIFETIME
--------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/26/02  -38.10%  -3.88%     -0.30%
 CLASS R-2 -- FIRST SOLD 5/21/02  -38.17   -3.88      -1.78
 CLASS R-3 -- FIRST SOLD 6/4/02   -37.83   -3.43      -0.90
 CLASS R-4 -- FIRST SOLD 5/20/02  -37.68   -3.14      -1.19
 CLASS R-5 -- FIRST SOLD 5/15/02  -37.45   -2.82      -0.91

                                    1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
-----------------------------------------------------------------------------

 INDEXES/1/
 S&P 500                            -36.99%  -2.19%    -1.38%       9.01%
 Lipper Multi-Cap Core Funds Index  -39.45   -2.29     -0.47        8.60
 Lipper Growth Funds Index          -42.24   -4.25     -3.08        7.80
 Consumer Price Index                 0.09    2.67      2.52        4.54

1 See pages 9-10 of this prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

                                                        AMCAP Fund / Prospectus

Investment adviser

Capital Research and Management Company serves as investment adviser to the fund. Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. The primary individual portfolio counselors for AMCAP Fund are:

                            PORTFOLIO
 PORTFOLIO COUNSELOR/       COUNSELOR               PRIMARY TITLE WITH
 FUND TITLE                EXPERIENCE               INVESTMENT ADVISER
 (IF APPLICABLE)          IN THIS FUND                (OR AFFILIATE)
-------------------------------------------------------------------------------

 R. MICHAEL SHANAHAN        22 years        Chairman Emeritus and Director,
 Vice Chairman of the                       Capital Research and Management
 Board                                      Company
-------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON      12 years        Senior Vice President - Capital
 President and                              Research Global Investors
 Director
-------------------------------------------------------------------------------
 TIMOTHY D. ARMOUR          12 years        Senior Vice President - Capital
 Senior Vice                                Research Global Investors
 President
-------------------------------------------------------------------------------
 BARRY S. CROSTHWAITE        3 years        Senior Vice President - Capital
 Vice President                             Research Global Investors
-------------------------------------------------------------------------------
 ERIC S. RICHTER             1 year         Vice President - Capital Research
 Vice President                             Global Investors
-------------------------------------------------------------------------------
 C. ROSS SAPPENFIELD         9 years        Senior Vice President - Capital
 Vice President                             Research Global Investors
-------------------------------------------------------------------------------

                                       6

AMCAP Fund / Prospectus


Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may provide a financial incentive for the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

                                       7

                                                        AMCAP Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in the U.S. but may invest in securities of issuers domiciled outside the United States to a limited extent.

The fund is designed for investors seeking capital appreciation through investments in stocks.  Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

The prices of securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above-average growth in earnings, revenues, book value, cash flow and/or return on assets.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       8

AMCAP Fund / Prospectus


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 5, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                 1 YEAR   5 YEARS  10 YEARS   LIFETIME
-----------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/1/67    -37.68%  -3.09%    1.15%      10.66%

                                  1 YEAR   5 YEARS   LIFETIME
-----------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/26/02  -38.10%  -3.88%      -0.30%
 CLASS R-2 -- FIRST SOLD 5/21/02  -38.17   -3.88       -1.78
 CLASS R-3 -- FIRST SOLD 6/4/02   -37.83   -3.43       -0.90
 CLASS R-4 -- FIRST SOLD 5/20/02  -37.68   -3.14       -1.19
 CLASS R-5 -- FIRST SOLD 5/15/02  -37.45   -2.82       -0.91

                                    1 YEAR   5 YEARS  10 YEARS   LIFETIME/1/
-----------------------------------------------------------------------------

 INDEXES
 S&P 500                            -36.99%  -2.19%    -1.38%       9.01%
 Lipper Multi-Cap Core Funds Index  -39.45   -2.29     -0.47        8.60
 Lipper Growth Funds Index          -42.24   -4.25     -3.08        7.80
 Consumer Price Index                 0.09    2.67      2.52        4.54

1 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

The investment results table above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
 The Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. The Lipper Multi-Cap Core Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% or more of their equity assets in any one market capitalization range over an extended period of time. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per share growth value, compared with the S&P SuperComposite
1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund's related prospectus. The results of the underlying funds in the Lipper Indexes include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor
Statistics.

                                       9

                                                        AMCAP Fund / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

                                       10

AMCAP Fund / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended August 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

                                       11

                                                        AMCAP Fund / Prospectus

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       12

AMCAP Fund / Prospectus


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the primary individual portfolio counselors for the fund.

                                                                     ROLE IN
                              INVESTMENT            EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR          EXPERIENCE           IN THIS FUND      OF THE FUND
-------------------------------------------------------------------------------------------

 R. MICHAEL SHANAHAN     Investment                  22 years        Serves as an equity
                         professional for 44                         portfolio counselor
                         years, all with
                         Capital Research and
                         Management Company or
                         affiliate
-------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON   Investment                  12 years        Serves as an equity
                         professional for 36    (plus 14 years of    portfolio counselor
                         years in total; 34      prior experience
                         years with Capital           as an
                         Research and           investment analyst
                         Management Company or    for the fund)
                         affiliate
-------------------------------------------------------------------------------------------
 TIMOTHY D. ARMOUR       Investment                  12 years        Serves as an equity
                         professional for 26     (plus 7 years of    portfolio counselor
                         years, all with         prior experience
                         Capital Research and         as an
                         Management Company or  investment analyst
                         affiliate                for the fund)
-------------------------------------------------------------------------------------------
 BARRY S. CROSTHWAITE    Investment                  3 years         Serves as an equity
                         professional for 13     (plus 8 years of    portfolio counselor
                         years, all with         prior experience
                         Capital Research and         as an
                         Management Company or  investment analyst
                         affiliate                for the fund)
-------------------------------------------------------------------------------------------
 ERIC S. RICHTER         Investment                   1 year         Serves as an equity
                         professional for 17                         portfolio counselor
                         years in total; 10
                         years with Capital
                         Research and
                         Management Company or
                         affiliate
-------------------------------------------------------------------------------------------
 C. ROSS SAPPENFIELD     Investment                  9 years         Serves as an equity
                         professional for 17     (plus 5 years of    portfolio counselor
                         years, all with         prior experience
                         Capital Research and         as an
                         Management Company or  investment analyst
                         affiliate                for the fund)
-------------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       13

                                                        AMCAP Fund / Prospectus

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee based programs or through retirement plan intermediaries. In addition,
Class R-6 shares are available for investment by American Funds Target Date
Retirement Series/(R)/ and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

                                       14

AMCAP Fund / Prospectus


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

                                       15

                                                        AMCAP Fund / Prospectus

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUNDS AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

                                       16

AMCAP Fund / Prospectus


Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request provided your request contains all information and legal documentation necessary to process the transaction.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by

                                       17

                                                        AMCAP Fund / Prospectus

subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares, unless such plan was invested in Class A or C shares prior to January 1, 2009.

                                       18

AMCAP Fund / Prospectus


CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the

                                       19

                                                        AMCAP Fund / Prospectus

 initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic transactions
(including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as

                                       20

AMCAP Fund / Prospectus


described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and
F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

                                       21

                                                        AMCAP Fund / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       22

AMCAP Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to shareholders, usually twice a year.

Capital gains, if any, are usually distributed twice a year. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                                        AMCAP Fund / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                      (LOSS) INCOME FROM INVESTMENT
                                             OPERATIONS/1/
                                              Net (losses)
                                                gains on
                                               securities
                       Net asset     Net         (both
                        value,    investment    realized    Total from
                       beginning    income        and       investment
                        of year     (loss)    unrealized)   operations
------------------------------------------------------------------------

 CLASS A:
 Year ended 2/28/2009   $18.41     $ .16        $(7.43)      $(7.27)
 Year ended 2/29/2008    20.29       .25          (.77)        (.52)
 Year ended 2/28/2007    19.48       .18          1.37         1.55
 Year ended 2/28/2006    18.02       .12          1.82         1.94
 Year ended 2/28/2005    17.50       .06           .63          .69
------------------------------------------------------------------------
 CLASS R-1:
 Year ended 2/28/2009    17.95       .04         (7.20)       (7.16)
 Year ended 2/29/2008    19.80       .08          (.76)        (.68)
 Year ended 2/28/2007    19.04       .02          1.32         1.34
 Year ended 2/28/2006    17.69      (.03 )        1.77         1.74
 Year ended 2/28/2005    17.28      (.08 )         .62          .54
------------------------------------------------------------------------
 CLASS R-2:
 Year ended 2/28/2009    17.94       .03         (7.19)       (7.16)
 Year ended 2/29/2008    19.79       .08          (.76)        (.68)
 Year ended 2/28/2007    19.03       .02          1.32         1.34
 Year ended 2/28/2006    17.66      (.03 )        1.79         1.76
 Year ended 2/28/2005    17.26      (.07 )         .60          .53
------------------------------------------------------------------------
 CLASS R-3:
 Year ended 2/28/2009   $18.21     $ .11        $(7.33)      $(7.22)
 Year ended 2/29/2008    20.08       .18          (.78)        (.60)
 Year ended 2/28/2007    19.28       .11          1.35         1.46
 Year ended 2/28/2006    17.86       .05          1.80         1.85
 Year ended 2/28/2005    17.37        --/4/        .62          .62
------------------------------------------------------------------------
 CLASS R-4:
 Year ended 2/28/2009    18.33       .16         (7.39)       (7.23)
 Year ended 2/29/2008    20.22       .24          (.78)        (.54)
 Year ended 2/28/2007    19.42       .17          1.35         1.52
 Year ended 2/28/2006    17.99       .11          1.81         1.92
 Year ended 2/28/2005    17.45       .06           .62          .68
------------------------------------------------------------------------
 CLASS R-5:
 Year ended 2/28/2009    18.45       .20         (7.45)       (7.25)
 Year ended 2/29/2008    20.35       .30          (.77)        (.47)
 Year ended 2/28/2007    19.55       .23          1.36         1.59
 Year ended 2/28/2006    18.07       .17          1.83         2.00
 Year ended 2/28/2005    17.54       .11           .63          .74

                             DIVIDENDS AND DISTRIBUTIONS

                       Dividends   Distributions      Total
                       (from net       (from        dividends    Net asset
                       investment     capital          and       value, end      Total
                        income)       gains)      distributions   of year    return/2,3/
--------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 2/28/2009    $  --        $ (.70)        $ (.70)       $10.44      (40.97)%
 Year ended 2/29/2008     (.24)        (1.12)         (1.36)        18.41       (3.14)
 Year ended 2/28/2007     (.16)         (.58)          (.74)        20.29        8.07
 Year ended 2/28/2006     (.09)         (.39)          (.48)        19.48       10.87
 Year ended 2/28/2005     (.04)         (.13)          (.17)        18.02        3.94
--------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 2/28/2009       --          (.70)          (.70)        10.09      (41.36)
 Year ended 2/29/2008     (.05)        (1.12)         (1.17)        17.95       (3.93)
 Year ended 2/28/2007       --          (.58)          (.58)        19.80        7.14
 Year ended 2/28/2006       --          (.39)          (.39)        19.04        9.92
 Year ended 2/28/2005       --          (.13)          (.13)        17.69        3.09
--------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 2/28/2009       --          (.70)          (.70)        10.08      (41.44)
 Year ended 2/29/2008     (.05)        (1.12)         (1.17)        17.94       (3.95)
 Year ended 2/28/2007       --          (.58)          (.58)        19.79        7.15
 Year ended 2/28/2006       --          (.39)          (.39)        19.03       10.05
 Year ended 2/28/2005       --          (.13)          (.13)        17.66        3.04
--------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 2/28/2009    $  --        $ (.70)        $ (.70)       $10.29      (41.15)%
 Year ended 2/29/2008     (.15)        (1.12)         (1.27)        18.21       (3.51)
 Year ended 2/28/2007     (.08)         (.58)          (.66)        20.08        7.68
 Year ended 2/28/2006     (.04)         (.39)          (.43)        19.28       10.45
 Year ended 2/28/2005       --          (.13)          (.13)        17.86        3.54
--------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 2/28/2009       --          (.70)          (.70)        10.40      (40.93)
 Year ended 2/29/2008     (.23)        (1.12)         (1.35)        18.33       (3.22)
 Year ended 2/28/2007     (.14)         (.58)          (.72)        20.22        7.97
 Year ended 2/28/2006     (.10)         (.39)          (.49)        19.42       10.79
 Year ended 2/28/2005     (.01)         (.13)          (.14)        17.99        3.85
--------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 2/28/2009       --          (.70)          (.70)        10.50      (40.77)
 Year ended 2/29/2008     (.31)        (1.12)         (1.43)        18.45       (2.93)
 Year ended 2/28/2007     (.21)         (.58)          (.79)        20.35        8.29
 Year ended 2/28/2006     (.13)         (.39)          (.52)        19.55       11.19
 Year ended 2/28/2005     (.08)         (.13)          (.21)        18.07        4.20

                                        Ratio of     Ratio of     Ratio of
                                        expenses     expenses        net
                            Net        to average   to average     income
                          assets,      net assets   net assets    (loss) to
                          end of      before reim-  after reim-    average
                           year       bursements/   bursements/      net
                       (in millions)    waivers     waivers/3/    assets/3/
----------------------------------------------------------------------------

 CLASS A:
 Year ended 2/28/2009     $ 8,687         .74%          .71%        1.03%
 Year ended 2/29/2008      16,387         .68           .65         1.21
 Year ended 2/28/2007      17,341         .68           .65          .91
 Year ended 2/28/2006      16,091         .68           .65          .66
 Year ended 2/28/2005      13,350         .69           .68          .36
----------------------------------------------------------------------------
 CLASS R-1:
 Year ended 2/28/2009          24        1.48          1.45          .29
 Year ended 2/29/2008          40        1.50          1.47          .39
 Year ended 2/28/2007          43        1.50          1.47          .09
 Year ended 2/28/2006          35        1.55          1.51         (.19)
 Year ended 2/28/2005          23        1.57          1.54         (.47)
----------------------------------------------------------------------------
 CLASS R-2:
 Year ended 2/28/2009         238        1.59          1.57          .17
 Year ended 2/29/2008         415        1.53          1.47          .38
 Year ended 2/28/2007         427        1.59          1.46          .09
 Year ended 2/28/2006         358        1.66          1.48         (.17)
 Year ended 2/28/2005         245        1.73          1.51         (.43)
----------------------------------------------------------------------------
 CLASS R-3:
 Year ended 2/28/2009     $   349        1.05%         1.02%         .70%
 Year ended 2/29/2008         724        1.04          1.01          .85
 Year ended 2/28/2007         747        1.04          1.01          .55
 Year ended 2/28/2006         662        1.06          1.02          .29
 Year ended 2/28/2005         421        1.08          1.07          .01
----------------------------------------------------------------------------
 CLASS R-4:
 Year ended 2/28/2009         252         .73           .70         1.04
 Year ended 2/29/2008         528         .73           .70         1.16
 Year ended 2/28/2007         555         .73           .70          .85
 Year ended 2/28/2006         405         .75           .71          .61
 Year ended 2/28/2005         168         .76           .75          .35
----------------------------------------------------------------------------
 CLASS R-5:
 Year ended 2/28/2009         619         .43           .40         1.35
 Year ended 2/29/2008         787         .43           .40         1.43
 Year ended 2/28/2007         514         .43           .40         1.15
 Year ended 2/28/2006         359         .44           .41          .90
 Year ended 2/28/2005         274         .45           .44          .62

                                       24

AMCAP Fund / Prospectus


                                         YEAR ENDED FEBRUARY 28 OR 29
                           2009         2008         2007         2006          2005
-----------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        37%          29%          20%          20%           16%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.
3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.
 In addition, during some of the years shown, Capital Research and Management
 Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4 Amount less than $.01.

                                       25

                                                        AMCAP Fund / Prospectus


NOTES

                                       26

AMCAP Fund / Prospectus


NOTES

                                       27

                                                        AMCAP Fund / Prospectus


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR ADVISER             American Funds Distributors
          MARKETING               800/421-9900
                                  americanfunds.com
          FOR 24                  For Class R share information,
          -HOUR INFORMATION       visit
                                  AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                      Investment Company File No. 811-01435
                                       RPGEPR-902-0509P Litho in USA CGD/B/8027
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust

...

AMCAP Fund, Inc.

Part C
Other Information

Item 23.	Exhibits for Registration Statement (1940 Act No. 811-01435 and 1933 Act No. 002-26516)

(a-1)
Articles of Incorporation – Articles of Incorporation dated May 9, 1990 – previously filed (see Post Effective (“P/E”) Amendment No. 60 filed 4/23/97); Articles Supplementary dated 4/20/98 – previously filed (see P/E Amendment No. 61 filed 4/28/98); Articles Supplementary dated 1/5/00 – previously filed (see P/E Amendment No. 64 filed 3/10/00); Articles Supplementary dated 1/5/01 – previously filed (see P/E Amendment No. 66 filed 3/12/01); Articles Supplementary dated 12/18/01 – previously filed (see P/E Amendment No. 69 filed 2/14/02); Articles Supplementary dated 1/17/02, 9/17/03, 6/16/04 and 5/23/08 – previously filed (see P/E Amendment No. 79 filed 7/1/08)

(a-2)	Articles Supplementary – to be provided by amendment

(b)	By-laws – By-Laws as amended 6/13/07 – previously filed (see P/E Amendment No. 78 filed 4/30/08)

(c)	Instruments Defining Rights of Security Holders – Form of share certificate - previously filed (see P/E Amendment No. 66 filed 3/12/01)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 4/1/06 – previously filed (see P/E Amendment No. 76 filed 4/28/06)

(e-1)
Underwriting Contracts – Form of Selling Group Agreement, Form of Bank Selling Group Agreement, Form of Omnibus Addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only) - previously filed (see P/E Amendment No. 72 filed 5/13/02); Form of Institutional Selling Group Agreement – previously filed (see P/E Amendment No. 75 filed 4/29/05); Form of Amendment to Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 77 filed 4/28/07); Form of Amendment to Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 77 filed 4/28/07); Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 78 filed 4/30/08); and Form of Amended and Restated Principal Underwriting Agreement dated 6/16/08 – previously filed (see P/E Amendment No. 79 filed 7/1/08)

(e-2)
Form of Amendment to Selling Group Agreement effective 10/1/08; Form of Amendment to Institutional Selling Group Agreement effective 10/1/08; Form of Class F Share Participation Agreement; Form of Amendment to Class F Share Participation Agreement effective 8/1/08; Form of Bank-Trust Participation Agreement for Class F Shares; and Form of Amendment to Bank-Trust Participation Agreement for Class F Shares effective 8/1/08 – to be provided by amendment

(e-3)	Form of Amended and Restated Principal Underwriting Agreement – to be provided by amendment

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan as amended 1/1/08– previously filed (see P/E Amendment No. 78 filed 4/30/08)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 - previously filed (see P/E Amendment 77 filed 4/27/07)

(h-1)
Other Material Contracts – Amended Shareholder Services Agreement as of 4/1/03 - previously filed (see P/E Amendment No. 74 filed 4/29/04) Form of Indemnification Agreement – previously filed (see P/E Amendment No. 75 filed 4/29/05) Form of Amendment to Shareholder Services Agreement dated 11/1/06 - previously filed (see P/E Amendment 77 filed 4/27/07); and Form of Amended and Restated Administrative Service Agreement dated 6/16/08 – previously filed (see P/E Amendment No. 79 filed 7/1/08)

(h-2)	Form of Amendment of Amended Shareholder Services Agreement dated 11/1/08; Form of Amended and Restated Administrative Service Agreement – to be provided by amendment

(i-1)
Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 58 filed 2/28/96; P/E Amendment No. 64 filed 3/10/00; P/E Amendment No. 66 filed 3/12/01; P/E Amendment No. 70 filed 2/15/02; P/E Amendment No. 72 filed 5/13/02); P/E Amendment No. 79 filed 7/1/08

(i-2)	Legal Opinion – to be provided by amendment

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm – to be provided by amendment

(k)	Omitted Financial Statements -none

(l)	Initial Capital Agreements - none

(m)
Rule 12b-1 Plan – Class A Plan of Distribution – previously filed (see P/E Amendment No. 60 filed 4/23/97); Form of Class 529-A Plan of Distribution – previously filed (see P/E Amendment No. 72 filed 5/13/02); Forms of Amended Plans of Distribution for Classes B, C, F, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 – previously filed (see P/E Amendment No. 76 filed 4/28/06); Forms of Amendment to Plan of Distribution – Class F-1 and Class 529-F-1 dated 6/16/08 – previously filed (see P/E Amendment No. 79 filed 7/1/08)

(n-1)	Rule 18f-3 – Form of Amended and Restated Multiple Class Plan dated 6/16/08 – previously filed (see P/E Amendment No. 79 filed 7/1/08)

(n-2)	Form of Amended and Restated Multiple Class Plan – to be provided by amendment

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated December 2008 and Code of Ethics for Registrant dated December 2005

Item 24.                                Persons Controlled by or Under Common Control with the Fund

None

Item 25.                                Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that:  (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b).  This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted).  A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Article VI of the Registrant's Articles of Incorporation and Article V of the Registrant’s By-Laws (attached as an exhibit hereto) as well as the indemnification agreements (a form of which is attached as an exhibit hereto) that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                                Business and Other Connections of the Investment Adviser

None

Item 27.                                Principal Underwriters

(a)           American Funds Distributors, Inc. is the Principal Underwriter of shares of:  American Balanced Fund, Inc., The American Funds Income Series, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Intermediate Bond Fund of America, International Growth and Income Fund, Inc., Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	E. Grant Abramson	Vice President	None
LAO	David L. Abzug	Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Matthew C. Carlisle	Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
HRO	Cheri Coleman	Vice President	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
SNO	David Coolbaugh	Vice President	None
LAO	Carlo O. Cordasco	Regional Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	Christopher J. Curran	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Jeffrey C. Denny	Regional Vice President	None
	James A. DePerno, Jr. 570 Porterville Road East Aurora, NY 14052	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Lori A. Deuberry	Regional Vice President	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Michael J. Dullaghan	Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Kristopher A. Feldmeyer	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	Linda S. Gardner	Vice President	None
LAO	Keith R. George	Regional Vice President	None
IRV	Lori A. Giacomini	Assistant Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Ronald R. Hulsey	Senior Vice President	None
LAO	Marc Ialeggio	Vice President	None
LAO	Robert S. Irish	Senior Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Krista M. Johnson	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Andrew J. Kilbride	Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
LAO	Dianne L. Koske	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
LAO	Patricia D. Lathrop	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Mark J. Lien	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Christopher McCarthy	Vice President	None
LAO	James R. McCrary	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	Raleigh G. Peters	Regional Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Fredric Phillips	Senior Vice President	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	John W. Rankin	Regional Vice President	None
LAO	Jennifer D. Rasner	Regional Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Mark S. Reischmann	Regional Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Brian A. Roberts	Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	Douglas F. Rowe	Senior Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Richard R. Samson	Senior Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	R. Michael Shanahan	Director	Vice Chairman
LAO	Michael J. Sheldon	Vice President	None
LAO	Frederic J. Shipp	Regional Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	William P. Simon, Jr.	Director, Senior Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	None
LAO	Rodney G. Smith	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Anthony L. Soave	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Thomas A. Stout	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Director, Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 28.                                                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618 and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by the fund's custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                                                      Management Services

None

Item 30.                                                      Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 15th day of April 2009.

AMCAP FUND, INC.

By: /s/ Claudia P. Huntington
(Claudia P. Huntington, President)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on April 15, 2009, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Claudia P. Huntington	President and Director
(Claudia P. Huntington)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Karl C. Grauman	Treasurer
(Karl C. Grauman)

(3)	Directors:
	Mary Anne Dolan*	Chairman of the Board
	Martin Fenton*	Director
	/s/ Claudia P. Huntington	President and Director
(Claudia P. Huntington)
	William D. Jones*	Director
	Mary Myers Kauppila*	Director
	William H. Kling*	Director
	Bailey Morris-Eck*	Director
	Kirk P. Pendleton*	Director
	Olin C. Robison*	Director
	Steven B. Sample*	Director
	/s/ R. Michael Shanahan	Vice Chairman of the Board
(R. Michael Shanahan)
*By: /s/ Vincent P. Corti
(Vincent P. Corti, pursuant to a power of attorney filed herewith)

POWER OF ATTORNEY

I, Mary Anne Dolan, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman David A. Pritchett Carmelo Spinella

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 14th day of August, 2008.
    (City, State)

/s/ Mary Anne Dolan
Mary Anne Dolan, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Solana Beach, CA, this 7th day of August, 2008.
          (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim Karl C. Grauman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, this 7th day of August, 2008.
  (City, State)

/s/ William D. Jones
William D. Jones, Board member

POWER OF ATTORNEY

I, Mary Myers Kauppila, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Boston, MA, this 6th day of August, 2008.
(City, State)

/s/ Mary Myers Kauppila
Mary Myers Kauppila, Board member

POWER OF ATTORNEY

I, William H. Kling, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman Bryan K. Nielsen David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at St. Paul, MN, this 14th day of August, 2008.
 (City, State)

/s/ William H. Kling
William H. Kling, Board member

POWER OF ATTORNEY

I, Bailey Morris-Eck, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman Carmelo Spinella

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Butler, MD, this 30th day of August, 2008.
(City, State)

/s/ Bailey Morris-Eck
Bailey Morris-Eck, Board member

POWER OF ATTORNEY

I, Kirk P. Pendleton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105).

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman Bryan K. Nielsen David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Athyn, PA, this 8th day of August, 2008.
   (City, State)

/s/ Kirk P. Pendleton
Kirk P. Pendleton, Board member

POWER OF ATTORNEY

I, Olin C. Robison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman Carmelo Spinella

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Shelburne, VT, this 7th day of August, 2008.
  (City, State)

/s/ Olin C. Robison
Olin C. Robison, Board member

POWER OF ATTORNEY

I, Steven B. Sample, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Marino, CA, this 13th day of August, 2008.
    (City, State)

/s/ Steven B. Sample
Steven B. Sample, Board member